Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—33.5%
*	Adobe, Inc.	13,347	$3,673
*	Advanced Micro Devices, Inc.	38,796	2,458
*	Dynatrace, Inc.	67,391	2,346
	Fidelity National Information Services, Inc.	45,539	3,441
	Mastercard, Inc. Class “A”	33,262	9,458
	Microsoft Corp.	87,849	20,460
*	MongoDB, Inc.	4,147	823
	National Instruments Corp.	103,592	3,909
*	Nice Ltd.—ADR	13,239	2,492
	NVIDIA Corp.	28,047	3,405
*	PayPal Holdings, Inc.	41,895	3,606
*	Pure Storage, Inc.	118,592	3,246
	Texas Instruments, Inc.	30,920	4,786
*	Verra Mobility Corp.	227,503	3,497
*	Workday, Inc. Class “A”	12,936	1,969
			69,569

	Health Care—16.5%
	Agilent Technologies, Inc.	20,441	2,485
	Azenta, Inc.	21,843	936
*	HealthEquity, Inc.	34,996	2,351
*	Horizon Therapeutics PLC†	39,804	2,464
*	Intuitive Surgical, Inc.	15,432	2,893
*	Penumbra, Inc.	9,595	1,819
	STERIS PLC†	20,438	3,398
	Stryker Corp.	17,444	3,533
	UnitedHealth Group, Inc.	17,056	8,614
*	Veeva Systems, Inc.	15,231	2,511
	Zoetis, Inc.	22,513	3,338
			34,342

	Consumer Discretionary—13.0%
*	Amazon.com, Inc.	135,951	15,362
*	Bright Horizons Family Solutions, Inc.	33,659	1,940
*	Burlington Stores, Inc.	15,094	1,689
*	Etsy, Inc.	14,619	1,464
*	Farfetch Ltd.†	128,144	955
	NIKE, Inc. Class “B”	37,712	3,135
*	Revolve Group, Inc.	44,008	955
*	Skyline Champion Corp.	28,058	1,483
			26,983

	Communication Services—10.6%
*	Alphabet, Inc. Class “A”	154,451	14,773
*	Take-Two Interactive Software, Inc.	22,188	2,419
	Warner Music Group Corp.	128,489	2,982
*	ZipRecruiter, Inc.	111,240	1,835
			22,009

	Industrials—7.0%
*	ACV Auctions, Inc.	97,116	698
	Brink’s Co.	54,445	2,637
*	Copart, Inc.	39,912	4,247
*	CoStar Group, Inc.	41,507	2,891

See accompanying Notes to Portfolio of Investments.

1

Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	Energy Recovery, Inc.	120,253	$2,614
*	Kornit Digital Ltd.†	19,794	527
*	Trex Co., Inc.	20,592	905
			14,519

	Consumer Staples—5.3%
	Coca-Cola Co.	95,197	5,333
	Estee Lauder Cos., Inc. Class “A”	12,032	2,598
*	Performance Food Group Co.	71,091	3,053
			10,984

	Energy—5.2%
	Cameco Corp.	201,928	5,353
*	Green Plains, Inc.	64,751	1,882
	New Fortress Energy, Inc.	81,484	3,562
			10,797

	Financials—3.5%
	Aon PLC†	11,342	3,038
	Ares Management Corp.	47,825	2,963
	Bridge Investment Group Holdings, Inc.	94,874	1,376
			7,377

	Real Estate—2.0%
	SBA Communications Corp.	14,462	4,116

	Materials—1.4%
	Crown Holdings, Inc.	37,463	3,036

	Total Common Stocks—98.0% (cost $152,402)		203,732

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $4,261, collateralized by U.S. Treasury Bond, 3.625%, due 04/15/28, valued at $4,346	$4,261	4,261

	Total Repurchase Agreement—2.1% (cost $4,261)		4,261

	Total Investments—100.1% (cost $156,663)		207,993

	Liabilities, plus cash and other assets—(0.1)%		(191)

	Net assets—100.0%		$207,802

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

2

Large Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—37.1%
	Accenture PLC†	145,800	$37,514
*	Adobe, Inc.	59,650	16,416
*	Advanced Micro Devices, Inc.	158,128	10,019
*	Guidewire Software, Inc.	173,460	10,682
	Intuit, Inc.	72,980	28,267
	Lam Research Corp.	21,830	7,990
	Mastercard, Inc.	193,790	55,102
	Microsoft Corp.	573,200	133,498
*	PayPal Holdings, Inc.	375,250	32,298
*	Salesforce, Inc.	148,800	21,403
	Texas Instruments, Inc.	107,470	16,634
*	Unity Software, Inc.	219,780	7,002
			376,825

	Consumer Discretionary—16.2%
*	Amazon.com, Inc.	807,640	91,263
	Marriott International, Inc.	153,300	21,484
	NIKE, Inc. Class “B”	244,780	20,346
	Starbucks Corp.	381,240	32,123
			165,216

	Health Care—14.5%
*	ABIOMED, Inc.	77,648	19,075
	Stryker Corp.	130,300	26,391
	UnitedHealth Group, Inc.	110,810	55,964
*	Veeva Systems, Inc. Class “A”	93,140	15,357
	Zoetis, Inc.	209,280	31,034
			147,821

	Communication Services—8.8%
*	Alphabet, Inc. Class “A”	743,160	71,083
*	Live Nation Entertainment, Inc.	235,780	17,929
			89,012

	Industrials—7.4%
*	Copart, Inc.	230,110	24,484
*	CoStar Group, Inc.	537,540	37,440
	Equifax, Inc.	80,310	13,767
			75,691

	Consumer Staples—6.6%
	Costco Wholesale Corp.	101,310	47,846
	Estee Lauder Cos., Inc. Class “A”	88,810	19,174
			67,020

	Financials—2.5%
	Apollo Global Management, Inc.	540,040	25,112

	Materials—2.2%
	Linde PLC†	83,810	22,594

	Energy—1.5%
	Pioneer Natural Resources Co.	70,650	15,298

See accompanying Notes to Portfolio of Investments.

3

Large Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Common Stocks—(continued)

Total Common Stocks—96.8% (cost $1,053,056)		$984,589

Repurchase Agreement
Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $42,712, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $43,563	$42,708	42,708

Total Repurchase Agreement—4.2% (cost $42,708)		42,708

Total Investments—101.0% (cost $1,095,764)		1,027,297

Liabilities, plus cash and other assets—(1.0)%		(10,405)

Net assets—100.0%		$1,016,892

† = U.S. listed foreign security
* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

4

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—28.3%
*	Cadence Design Systems, Inc.	7,820	$1,278
*	Coupa Software, Inc.	5,138	302
*	Dynatrace, Inc.	20,825	725
*	EPAM Systems, Inc.	2,405	871
*	Euronet Worldwide, Inc.	9,190	696
*	Guidewire Software, Inc.	3,757	231
	MKS Instruments, Inc.	6,505	538
*	MongoDB, Inc.	1,695	337
*	Nice Ltd.—ADR	3,580	674
*	Palo Alto Networks, Inc.	3,885	636
*	Pure Storage, Inc.	28,660	784
*	SolarEdge Technologies, Inc.	3,010	697
*	Teledyne Technologies, Inc.	2,510	847
			8,616

	Health Care—19.4%
*	ABIOMED, Inc.	3,023	743
	Agilent Technologies, Inc.	5,920	720
*	Align Technology, Inc.	1,160	240
*	Charles River Laboratories International, Inc.	2,280	449
*	DexCom, Inc.	8,245	664
*	Horizon Therapeutics PLC†	10,470	648
*	IDEXX Laboratories, Inc.	1,295	422
*	Mettler-Toledo International, Inc.	510	553
	STERIS PLC†	2,010	334
*	Veeva Systems, Inc.	6,855	1,130
			5,903

	Industrials—15.6%
*	Axon Enterprise, Inc.	5,905	684
*	Builders FirstSource, Inc.	10,645	627
	BWX Technologies, Inc.	19,349	975
*	Clarivate PLC†	24,385	229
*	Copart, Inc.	8,842	941
*	CoStar Group, Inc.	15,080	1,050
*	Generac Holdings, Inc.	1,400	249
			4,755

	Consumer Discretionary—11.2%
*	Aptiv PLC†	5,105	399
*	Bright Horizons Family Solutions, Inc.	7,595	438
*	Burlington Stores, Inc.	4,095	458
*	Chipotle Mexican Grill, Inc.	660	992
*	Etsy, Inc.	4,194	420
*	Farfetch Ltd.†	17,700	132
	Pool Corp.	1,780	566
			3,405

	Energy—6.7%
	Cameco Corp.	20,370	540
	Hess Corp.	6,785	739
	New Fortress Energy, Inc.	17,498	765
			2,044

See accompanying Notes to Portfolio of Investments.

5

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Materials—5.1%
	Crown Holdings, Inc.	6,175	$501
	Vulcan Materials Co.	6,615	1,043
			1,544

	Communication Services—4.8%
	Cable One, Inc.	162	138
*	Live Nation Entertainment, Inc.	5,964	454
*	Take-Two Interactive Software, Inc.	3,270	356
	Warner Music Group Corp.	22,130	514
			1,462

	Financials—3.8%
	Ares Management Corp.	5,535	343
	PacWest Bancorp	12,685	287
	Western Alliance Bancorp	7,930	521
			1,151

	Real Estate—1.7%
	SBA Communications Corp.	1,820	518

	Consumer Staples—1.3%
*	Performance Food Group Co.	9,550	410

	Total Common Stocks—97.9% (cost $33,332)		29,808

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $680, collateralized by U.S. Treasury Bond, 3.625%, due 04/15/28, valued at $694	$680	680

	Total Repurchase Agreement—2.2% (cost $680)		680

	Total Investments—100.1% (cost $34,012)		30,488

	Liabilities, plus cash and other assets—(0.1)%		(39)

	Net assets—100.0%		$30,449

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

6

Mid Cap Value Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—18.2%
	Acuity Brands, Inc.	151	$24
	AGCO Corp.	246	24
*	Alaska Air Group, Inc.	591	23
	Flowserve Corp.	590	14
	ITT, Inc.	249	16
	Knight-Swift Transportation Holdings, Inc.	592	29
	MSC Industrial Direct Co., Inc.	325	24
	Regal Rexnord Corp.	214	30
	Snap-on, Inc.	135	27
	Timken Co.	420	25
			236

	Financials—16.8%
*	Arch Capital Group Ltd.†	534	24
	Comerica, Inc.	326	23
	East West Bancorp, Inc.	368	25
	Hartford Financial Services Group, Inc.	398	25
	Huntington Bancshares, Inc.	1,942	26
	Invesco Ltd.†	1,306	18
	SLM Corp.	1,960	27
	Synovus Financial Corp.	643	24
	Willis Towers Watson PLC†	132	26
			218

	Information Technology—12.9%
*	Check Point Software Technologies Ltd.†	212	24
	Cognizant Technology Solutions Corp.	358	21
*	DXC Technology Co.	876	21
*	F5, Inc.	142	21
*	Flex Ltd.†	1,171	19
	Hewlett Packard Enterprise Co.	1,647	20
	Jabil, Inc.	414	24
	Skyworks Solutions, Inc.	213	18
			168

	Consumer Discretionary—10.2%
	Brunswick Corp.	287	19
	LKQ Corp.	577	27
*	Mohawk Industries, Inc.	191	17
	Ralph Lauren Corp.	260	22
	Toll Brothers, Inc.	566	24
	Whirlpool Corp.	170	23
			132

	Health Care—10.2%
	AmerisourceBergen Corp.	128	17
*	Centene Corp.	280	22
	Encompass Health Corp.	408	19
*	Henry Schein, Inc.	359	24
*	Hologic, Inc.	264	17
	Laboratory Corp. of America Holdings	80	16
	Viatris, Inc.	2,020	17
			132

See accompanying Notes to Portfolio of Investments.

7

Mid Cap Value Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Materials—8.2%
	Crown Holdings, Inc.	284	$23
	Huntsman Corp.	988	24
	PPG Industries, Inc.	173	19
	Sealed Air Corp.	481	22
	Westlake Corp.	218	19
			107

	Real Estate—6.9%
	Camden Property Trust	183	22
	Duke Realty Corp.	451	22
	Highwoods Properties, Inc.	731	20
	Host Hotels & Resorts, Inc.	1,676	26
			90

	Consumer Staples—5.7%
	Ingredion, Inc.	301	24
	Molson Coors Brewing Co.	590	28
	Tyson Foods, Inc.	332	22
			74

	Energy—4.6%
	APA Corp.	515	18
	Coterra Energy, Inc.	760	20
	Diamondback Energy, Inc.	185	22
			60

	Utilities—3.8%
	Entergy Corp.	274	28
	PPL Corp.	864	22
			50

	Communication Services—1.2%
*	Warner Bros Discovery, Inc.	1,345	15

	Total Common Stocks—98.7% (cost $1,574)		1,282

	Total Investments—98.7% (cost $1,574)		1,282

	Cash and other assets, less liabilities—1.3%		17

	Net assets—100.0%		$1,299

* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

8

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—20.0%
*	ACV Auctions, Inc.	120,278	$865
	AGCO Corp.	8,164	785
*	Axon Enterprise, Inc.	21,019	2,433
	Brink’s Co.	32,261	1,563
*	Builders FirstSource, Inc.	41,582	2,450
	BWX Technologies, Inc.	57,448	2,894
*	Casella Waste Systems, Inc.	34,974	2,672
*	Chart Industries, Inc.	13,502	2,489
	Douglas Dynamics, Inc.	23,132	648
*	Energy Recovery, Inc.	70,446	1,531
	Lincoln Electric Holdings, Inc.	5,350	673
*	Mercury Systems, Inc.	40,267	1,635
*	Shoals Technologies Group, Inc.	59,913	1,291
*	Trex Co., Inc.	22,269	978
*	WillScot Mobile Mini Holdings Corp.	60,624	2,445
			25,352

	Health Care—16.6%
*	Acadia Healthcare Co., Inc.	30,257	2,366
*	Allscripts Healthcare Solutions, Inc.	50,685	772
	Azenta, Inc.	18,291	784
*	Certara, Inc.	64,468	856
	Chemed Corp.	4,549	1,986
	Encompass Health Corp.	34,764	1,572
*	Globus Medical, Inc.	22,936	1,366
*	Halozyme Therapeutics, Inc.	32,026	1,266
*	Horizon Therapeutics PLC†	12,303	761
*	Ligand Pharmaceuticals, Inc.	9,412	810
*	Merit Medical Systems, Inc.	47,759	2,699
	Owens & Minor, Inc.	104,177	2,511
*	Penumbra, Inc.	6,042	1,146
*	Repligen Corp.	5,862	1,097
	STERIS PLC†	6,627	1,102
			21,094

	Financials—12.8%
	Ares Management Corp.	18,882	1,170
	Columbia Banking System, Inc.	47,937	1,385
	East West Bancorp, Inc.	32,494	2,182
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,581	1,214
	Hanover Insurance Group, Inc.	7,553	968
	LPL Financial Holdings, Inc.	9,269	2,025
	PacWest Bancorp	51,942	1,174
	Virtu Financial, Inc.	98,517	2,046
	Western Alliance Bancorp	37,018	2,433
	Wintrust Financial Corp.	20,917	1,706
			16,303

	Consumer Discretionary—11.9%
	Aramark	50,789	1,585
*	Boot Barn Holdings, Inc.	10,916	638
*	Bright Horizons Family Solutions, Inc.	10,454	603
*	Burlington Stores, Inc.	11,712	1,310
*	Fox Factory Holding Corp.	11,521	911

See accompanying Notes to Portfolio of Investments.

9

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Consumer Discretionary—(continued)
*	Grand Canyon Education, Inc.	18,052	$1,485
*	Leslie’s, Inc.	76,048	1,119
*	National Vision Holdings, Inc.	66,900	2,184
	Pool Corp.	5,015	1,596
*	Revolve Group, Inc.	32,554	706
	Signet Jewelers Ltd.†	8,370	479
*	Skyline Champion Corp.	23,798	1,258
	Wyndham Hotels & Resorts, Inc.	20,135	1,235
			15,109

	Information Technology—9.9%
*	Alarm.com Holdings, Inc.	16,972	1,101
*	Coupa Software, Inc.	16,613	977
*	Dynatrace, Inc.	30,866	1,074
	Entegris, Inc.	14,232	1,182
*	Euronet Worldwide, Inc.	18,505	1,402
	MKS Instruments, Inc.	8,586	710
*	Nice Ltd.—ADR	6,458	1,216
*	Pure Storage, Inc.	25,663	702
*	SolarEdge Technologies, Inc.	6,235	1,443
*	Verra Mobility Corp.	145,159	2,231
*	Wolfspeed, Inc.	5,713	590
			12,628

	Energy—9.0%
	Cameco Corp.	110,034	2,917
*	Denbury, Inc.	23,186	2,000
*	Green Plains, Inc.	40,634	1,181
	New Fortress Energy, Inc.	34,233	1,496
*	TechnipFMC PLC†	232,961	1,971
	Whitecap Resources, Inc.	282,199	1,795
			11,360

	Real Estate—4.7%
	Americold Realty Trust, Inc.	58,283	1,434
	Equity LifeStyle Properties, Inc.	26,074	1,638
	Healthcare Realty Trust, Inc.	103,228	2,152
	Pebblebrook Hotel Trust	47,529	690
			5,914

	Materials—4.6%
	CF Industries Holdings, Inc.	17,235	1,659
	Crown Holdings, Inc.	20,452	1,657
	Eagle Materials, Inc.	9,978	1,070
	Sylvamo Corp.	43,048	1,459
			5,845

	Consumer Staples—2.6%
	Inter Parfums, Inc.	17,129	1,293
*	Performance Food Group Co.	28,311	1,216
	Primo Water Corp.	66,786	838
			3,347

See accompanying Notes to Portfolio of Investments.

10

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Utilities—1.8%
	IDACORP, Inc.	23,416	$2,318

	Communication Services—1.8%
	Cable One, Inc.	848	723
*	Live Nation Entertainment, Inc.	8,796	669
*	ZipRecruiter, Inc.	51,733	854
			2,246

	Total Common Stocks—95.7% (cost $140,756)		121,516

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $4,890, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $4,988	$4,890	4,890

	Total Repurchase Agreement—3.8% (cost $4,890)		4,890

	Total Investments—99.5% (cost $145,646)		126,406

	Cash and other assets, less liabilities—0.5%		583

	Net assets—100.0%		$126,989

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

11

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—23.7%
*	ABIOMED, Inc.	127,933	$31,428
*	Acadia Healthcare Co., Inc.	634,080	49,572
	Azenta, Inc.	335,659	14,386
*	Blueprint Medicines Corp.	190,804	12,572
*	Certara, Inc.	670,710	8,907
*	Charles River Laboratories International, Inc.	106,137	20,888
	Chemed Corp.	97,884	42,732
	Encompass Health Corp.	717,400	32,448
*	Globus Medical, Inc.	231,495	13,790
*	Halozyme Therapeutics, Inc.	733,477	29,002
*	HealthEquity, Inc.	595,808	40,021
*	Horizon Therapeutics PLC†	364,206	22,541
*	Insmed, Inc.	638,151	13,746
*	Inspire Medical Systems, Inc.	110,742	19,642
*	Insulet Corp.	105,346	24,166
*	Merit Medical Systems, Inc.	593,932	33,563
*	Penumbra, Inc.	170,563	32,339
*	Repligen Corp.	99,600	18,636
*	Twist Bioscience Corp.	359,673	12,675
			473,054

	Industrials—21.1%
	Advanced Drainage Systems, Inc.	268,500	33,393
*	Axon Enterprise, Inc.	371,548	43,007
	Brink’s Co.	702,316	34,020
*	Builders FirstSource, Inc.	892,915	52,611
	BWX Technologies, Inc.	1,080,752	54,438
*	Casella Waste Systems, Inc.	323,161	24,686
*	Chart Industries, Inc.	219,044	40,381
	HEICO Corp.	213,256	24,443
	Lincoln Electric Holdings, Inc.	88,435	11,118
*	Mercury Systems, Inc.	907,201	36,832
	Ritchie Bros Auctioneers, Inc.	337,803	21,106
*	Shoals Technologies Group, Inc.	935,068	20,151
*	Trex Co., Inc.	562,721	24,726
			420,912

	Information Technology—19.3%
*	Alarm.com Holdings, Inc.	421,041	27,309
	Cognex Corp.	435,647	18,058
*	Coupa Software, Inc.	185,309	10,896
*	Dynatrace, Inc.	739,786	25,752
	Entegris, Inc.	311,476	25,859
*	Euronet Worldwide, Inc.	446,280	33,810
*	Guidewire Software, Inc.	317,055	19,524
	MKS Instruments, Inc.	170,365	14,079
	National Instruments Corp.	845,051	31,892
*	Nice Ltd.—ADR	147,768	27,816
*	Novanta, Inc.†	202,454	23,414
*	PagerDuty, Inc.	788,709	18,196
*	Pure Storage, Inc.	780,048	21,350
*	SolarEdge Technologies, Inc.	183,541	42,482
*	Varonis Systems, Inc.	957,332	25,388

See accompanying Notes to Portfolio of Investments.

12

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology—(continued)
*	Wolfspeed, Inc.	199,913	$20,663
			386,488

	Consumer Discretionary—11.1%
*	Burlington Stores, Inc.	122,461	13,702
*	Fox Factory Holding Corp.	283,806	22,443
*	Leslie’s, Inc.	1,993,874	29,330
*	National Vision Holdings, Inc.	1,391,362	45,428
*	Planet Fitness, Inc.	242,900	14,006
	Pool Corp.	113,100	35,990
*	Revolve Group, Inc.	866,692	18,798
	Wyndham Hotels & Resorts, Inc.	672,745	41,273
			220,970

	Energy—7.5%
	Cameco Corp.	1,510,762	40,050
*	Denbury, Inc.	528,685	45,605
	New Fortress Energy, Inc.	521,412	22,791
*	TechnipFMC PLC†	2,893,300	24,477
	Whitecap Resources, Inc.	2,541,000	16,161
			149,084

	Materials—5.5%
	CF Industries Holdings, Inc.	291,031	28,012
	Crown Holdings, Inc.	575,487	46,631
	Martin Marietta Materials, Inc.	111,596	35,944
			110,587

	Financials—4.6%
	Ares Management Corp.	490,540	30,389
	Virtu Financial, Inc.	1,529,836	31,775
	Western Alliance Bancorp	462,782	30,423
			92,587

	Consumer Staples—2.3%
*	Celsius Holdings, Inc.	125,158	11,349
*	Performance Food Group Co.	812,695	34,905
			46,254

	Communication Services—1.4%
	Cable One, Inc.	19,446	16,588
*	Live Nation Entertainment, Inc.	155,760	11,844
			28,432

	Real Estate—1.0%
	FirstService Corp.	166,068	19,764

	Total Common Stocks—97.5% (cost $1,969,091)		1,948,132

See accompanying Notes to Portfolio of Investments.

13

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $54,289, collateralized by U.S. Treasury Bond, 3.625%, due 04/15/28, valued at $55,371	$54,285	$54,285

Total Repurchase Agreement—2.7% (cost $54,285)		54,285

Total Investments—100.2% (cost $2,023,376)		2,002,417

Liabilities, plus cash and other assets—(0.2)%		(3,658)

Net assets—100.0%		$1,998,759

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

14

Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—23.7%
*	Acadia Healthcare Co., Inc.	86,849	$6,790
*	Allscripts Healthcare Solutions, Inc.	192,883	2,938
*	Amicus Therapeutics, Inc.	588,940	6,149
*	Axogen, Inc.	411,654	4,907
	Azenta, Inc.	99,025	4,244
*	Blueprint Medicines Corp.	46,230	3,046
*	Certara, Inc.	307,793	4,088
*	Codexis, Inc.	306,831	1,859
	Encompass Health Corp.	130,240	5,891
*	Globus Medical, Inc.	107,880	6,426
*	Halozyme Therapeutics, Inc.	151,690	5,998
*	HealthEquity, Inc.	117,425	7,887
*	Insmed, Inc.	144,140	3,105
*	Inspire Medical Systems, Inc.	36,870	6,540
*	iRhythm Technologies, Inc.	18,040	2,260
*	Ligand Pharmaceuticals, Inc.	84,308	7,260
*	Merit Medical Systems, Inc.	184,930	10,450
	Owens & Minor, Inc.	217,570	5,243
*	Penumbra, Inc.	39,890	7,563
*	Pulmonx Corp.	207,411	3,455
*	Treace Medical Concepts, Inc.	159,850	3,528
*	Twist Bioscience Corp.	73,186	2,579
*	Veracyte, Inc.	156,220	2,593
*	Vericel Corp.	136,890	3,176
			117,975

	Industrials—20.9%
*	ACV Auctions, Inc.	461,720	3,320
	Albany International Corp.	108,485	8,552
	Brink’s Co.	196,266	9,507
*	Builders FirstSource, Inc.	61,340	3,614
	BWX Technologies, Inc.	246,879	12,435
*	Casella Waste Systems, Inc.	145,040	11,080
	Douglas Dynamics, Inc.	178,923	5,013
*	Ducommun, Inc.	155,412	6,164
*	Energy Recovery, Inc.	391,926	8,521
*	Kornit Digital Ltd.†	180,100	4,792
	Lincoln Electric Holdings, Inc.	53,180	6,686
	Luxfer Holdings PLC†	507,956	7,365
*	Mercury Systems, Inc.	155,196	6,301
*	Montrose Environmental Group, Inc.	182,238	6,132
*	Stem, Inc.	339,436	4,528
			104,010

	Information Technology—18.5%
*	Alarm.com Holdings, Inc.	102,440	6,644
	American Software, Inc.	285,560	4,375
*	Coupa Software, Inc.	81,290	4,780
*	Euronet Worldwide, Inc.	63,150	4,784
*	Grid Dynamics Holdings, Inc.	311,728	5,839
*	JFrog Ltd.†	72,340	1,599
*	Novanta, Inc.†	41,100	4,753
*	PagerDuty, Inc.	171,330	3,953
*	PDF Solutions, Inc.	235,517	5,777

See accompanying Notes to Portfolio of Investments.

15

Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
	Power Integrations, Inc.	40,790	$2,624
*	PROS Holdings, Inc.	200,640	4,956
*	Pure Storage, Inc.	193,366	5,292
*	SiTime Corp.	19,275	1,518
*	Varonis Systems, Inc.	200,250	5,311
*	Verra Mobility Corp.	752,569	11,567
*	Vertex, Inc.	372,523	5,092
*	WNS Holdings Ltd.—ADR	110,292	9,026
*	Workiva, Inc.	55,600	4,326
			92,216

	Consumer Discretionary—11.2%
*	Boot Barn Holdings, Inc.	74,214	4,339
	Cheesecake Factory, Inc.	253,220	7,414
*	Fox Factory Holding Corp.	44,420	3,513
*	Grand Canyon Education, Inc.	74,640	6,139
*	National Vision Holdings, Inc.	361,398	11,800
*	Overstock.com, Inc.	142,630	3,473
*	Revolve Group, Inc.	106,187	2,303
*	Rush Street Interactive, Inc.	415,190	1,528
	Signet Jewelers Ltd.†	34,469	1,971
*	Skyline Champion Corp.	84,610	4,473
	Wingstop, Inc.	21,516	2,699
	Winmark Corp.	29,310	6,341
			55,993

	Energy—8.9%
	Cameco Corp.	349,010	9,252
	ChampionX Corp.	204,880	4,010
*	Denbury, Inc.	96,549	8,328
*	Green Plains, Inc.	195,172	5,674
*	TechnipFMC PLC†	1,298,150	10,982
	Whitecap Resources, Inc.	959,410	6,102
			44,348

	Communication Services—3.6%
*	Gogo, Inc.	343,270	4,160
*	QuinStreet, Inc.	278,335	2,923
*	Ziff Davis, Inc.	90,083	6,169
*	ZipRecruiter, Inc.	295,830	4,881
			18,133

	Consumer Staples—3.6%
*	Beauty Health Co.	315,500	3,720
*	Celsius Holdings, Inc.	27,893	2,529
*	Performance Food Group Co.	169,220	7,268
*	Vital Farms, Inc.	360,190	4,312
			17,829

	Real Estate—2.5%
	Colliers International Group, Inc.	55,088	5,049
	FirstService Corp.	63,007	7,499
			12,548

See accompanying Notes to Portfolio of Investments.

16

Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Financials—1.9%
	PacWest Bancorp	190,980	$4,316
	Wintrust Financial Corp.	64,970	5,298
			9,614

	Materials—1.9%
	Ardagh Metal Packaging SA†	733,380	3,549
*	Century Aluminum Co.	244,460	1,291
	Orion Engineered Carbons SA†	339,097	4,527
			9,367

	Total Common Stocks—96.7% (cost $492,989)		482,033

	Exchange-Traded Funds

	Exchange-Traded Fund—1.0%
	iShares Russell 2000 Growth ETF	23,690	4,894

	Total Exchange-Traded Fund—1.0% (cost $5,422)		4,894

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $22,852, collateralized by U.S. Treasury Bond, 1.750% - 3.625%, due 01/15/28 - 04/15/28, valued at $23,308	$22,850	22,850

	Total Repurchase Agreement—4.6% (cost $22,850)		22,850

	Total Investments—102.3% (cost $521,261)		509,777

	Liabilities, plus cash and other assets—(2.3)%		(11,519)

	Net assets—100.0%		$498,258

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

17

Small Cap Value Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Financials—23.0%
	Ameris Bancorp	327,050	$14,622
	Argo Group International Holdings Ltd.†	331,756	6,390
	Atlantic Union Bankshares Corp.	383,838	11,661
	Banc of California, Inc.	750,003	11,978
	Berkshire Hills Bancorp, Inc.	495,373	13,524
	Brightsphere Investment Group, Inc.	497,174	7,413
	Compass Diversified Holdings	599,130	10,820
	ConnectOne Bancorp, Inc.	431,846	9,958
	Dime Community Bancshares, Inc.	433,424	12,691
	Eastern Bankshares, Inc.	771,946	15,161
	Enterprise Financial Services Corp.	289,299	12,741
	First Bancorp	320,995	11,742
	First Merchants Corp.	341,948	13,227
	MGIC Investment Corp.	971,932	12,460
	Old National Bancorp	862,021	14,197
	Pacific Premier Bancorp, Inc.	348,176	10,779
*	PRA Group, Inc.	399,043	13,113
	Seacoast Banking Corp. of Florida	390,206	11,796
	Simmons First National Corp.	537,598	11,714
*	Texas Capital Bancshares, Inc.	261,666	15,446
	Veritex Holdings, Inc.	346,264	9,207
	Washington Federal, Inc.	387,365	11,613
			262,253

	Industrials—19.0%
	ABM Industries, Inc.	339,228	12,969
	Albany International Corp.	178,107	14,040
	Armstrong World Industries, Inc.	160,545	12,720
	Astec Industries, Inc.	124,512	3,884
	Brady Corp.	282,820	11,802
*	CBIZ, Inc.	336,221	14,384
	Deluxe Corp.	480,735	8,004
	Federal Signal Corp.	303,760	11,336
	GrafTech International Ltd.	1,267,468	5,463
	Granite Construction, Inc.	430,333	10,926
*	Great Lakes Dredge & Dock Corp.	1,010,685	7,661
*	Harsco Corp.	631,484	2,362
	Hillenbrand, Inc.	310,917	11,417
*	Hub Group, Inc.	171,824	11,852
*	KAR Auction Services, Inc.	606,395	6,773
	Marten Transport Ltd.	623,709	11,950
	MillerKnoll, Inc.	463,962	7,238
	Mueller Water Products, Inc.	601,464	6,177
*	PGT Innovations, Inc.	589,495	12,356
*	SP Plus Corp.	317,981	9,959
	Terex Corp.	393,575	11,705
	Werner Enterprises, Inc.	307,436	11,560
			216,538

	Information Technology—13.3%
	Advanced Energy Industries, Inc.	118,552	9,177
	AudioCodes Ltd.†	520,787	11,358
	Belden, Inc.	315,106	18,913
*	Cognyte Software Ltd.†	1,142,075	4,614

See accompanying Notes to Portfolio of Investments.

18

Small Cap Value Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
*	Conduent, Inc.	2,382,667	$7,958
	CSG Systems International, Inc.	205,230	10,853
*	Knowles Corp.	819,030	9,968
	Kulicke & Soffa Industries, Inc.	294,274	11,338
	Maximus, Inc.	181,170	10,484
	Methode Electronics, Inc.	376,698	13,994
*	NetScout Systems, Inc.	464,621	14,552
*	Plexus Corp.	171,424	15,010
	Progress Software Corp.	332,693	14,156
			152,375

	Consumer Discretionary—12.8%
*	Adient PLC†	313,006	8,686
	Bloomin’ Brands, Inc.	653,663	11,982
	Carter’s, Inc.	163,655	10,724
	Cracker Barrel Old Country Store, Inc.	90,427	8,372
	Designer Brands, Inc.	773,292	11,839
*	El Pollo Loco Holdings, Inc.	585,661	5,224
	La-Z-Boy, Inc.	502,187	11,334
	Oxford Industries, Inc.	113,528	10,193
	Standard Motor Products, Inc.	388,841	12,637
	Steven Madden Ltd.	324,439	8,653
*	Taylor Morrison Home Corp.	437,330	10,199
*	Tri Pointe Homes, Inc.	567,051	8,568
*	Universal Electronics, Inc.	220,146	4,330
*	Urban Outfitters, Inc.	631,822	12,415
	Winnebago Industries, Inc.	205,518	10,936
			146,092

	Real Estate—7.8%
	Brandywine Realty Trust	663,679	4,480
	CareTrust REIT, Inc.	508,350	9,206
	Empire State Realty Trust, Inc.	1,368,789	8,979
	Four Corners Property Trust, Inc.	456,964	11,054
	Kite Realty Group Trust	807,553	13,906
	Pebblebrook Hotel Trust	599,084	8,693
	Sunstone Hotel Investors, Inc.	994,330	9,367
	UMH Properties, Inc.	722,705	11,672
	Washington Real Estate Investment Trust	648,204	11,382
			88,739

	Health Care—6.5%
*	ANI Pharmaceuticals, Inc.	202,789	6,518
*	Hanger, Inc.	515,979	9,659
*	Integer Holdings Corp.	171,966	10,702
*	Lantheus Holdings, Inc.	216,951	15,258
*	ModivCare, Inc.	106,653	10,631
*	NextGen Healthcare, Inc.	591,843	10,476
*	NuVasive, Inc.	47,887	2,098
	Owens & Minor, Inc.	366,118	8,823
			74,165

	Materials—5.7%
	Greif, Inc.	188,579	11,233

See accompanying Notes to Portfolio of Investments.

19

Small Cap Value Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Materials — (continued)
	Kaiser Aluminum Corp.	175,712	$10,780
	Materion Corp.	185,013	14,801
	Minerals Technologies, Inc.	179,067	8,848
	Myers Industries, Inc.	542,768	8,939
	Orion Engineered Carbons SA†	802,448	10,713
			65,314

	Energy—5.0%
*	Dril-Quip, Inc.	408,000	7,964
*	Earthstone Energy, Inc.	559,718	6,896
*	Expro Group Holdings NV†	852,648	10,863
	Matador Resources Co.	348,649	17,056
	SM Energy Co.	389,835	14,661
			57,440

	Consumer Staples—3.6%
*	Central Garden & Pet Co.	255,734	8,736
	Edgewell Personal Care Co.	251,975	9,424
	Spectrum Brands Holdings, Inc.	112,268	4,382
*	Sprouts Farmers Market, Inc.	219,266	6,084
*	TreeHouse Foods, Inc.	304,689	12,925
			41,551

	Utilities—1.9%
	NorthWestern Corp.	228,352	11,253
	Spire, Inc.	170,561	10,631
			21,884

	Communication Services—1.0%
	John Wiley & Sons, Inc.	298,627	11,217

	Total Common Stocks—99.6% (cost $1,248,137)		1,137,568

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $3,954, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $4,033	$3,953	3,953

	Total Repurchase Agreement—0.3% (cost $3,953)		3,953

	Total Investments—99.9% (cost $1,252,090)		1,141,521

	Cash and other assets, less liabilities—0.1%		600

	Net assets—100.0%		$1,142,121

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

20

Global Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—54.4%

	Canada—1.5%
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	4,502	$1,258

	United States—52.9%
*	Align Technology, Inc. (Health care equipment & supplies)	3,248	673
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	28,716	2,747
*	Amazon.com, Inc. (Internet & direct marketing retail)	22,191	2,508
*	Autodesk, Inc. (Software)	6,416	1,199
	BlackRock, Inc. (Capital markets)	2,076	1,142
*	Charles River Laboratories International, Inc. (Life sciences tools & services)	6,080	1,197
*	CoStar Group, Inc. (Professional services)	18,113	1,262
*	Edwards Lifesciences Corp. (Health care equipment & supplies)	13,803	1,141
*	Enphase Energy, Inc. (Semiconductors & semiconductor equipment)	2,334	648
	Estee Lauder Cos., Inc. Class “A” (Personal products)	5,361	1,157
	Fidelity National Information Services, Inc. (IT services)	6,845	517
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	2,862	932
	Intercontinental Exchange, Inc. (Capital markets)	13,397	1,210
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	4,457	835
	Mastercard, Inc. Class “A” (IT services)	9,343	2,657
*	Meta Platforms, Inc. Class “A” (Interactive Media & Services)	9,060	1,229
	Microsoft Corp. (Software)	13,246	3,085
	NextEra Energy, Inc. (Electric utilities)	17,410	1,365
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	12,831	1,067
*	PayPal Holdings, Inc. (IT services)	12,468	1,073
	Prologis, Inc. (Equity REIT)	5,746	584
	Roper Technologies, Inc. (Software)	3,080	1,108
*	Salesforce, Inc. (Software)	12,619	1,815
*	SVB Financial Group (Banks)	2,026	680
*	Synopsys, Inc. (Software)	4,389	1,341
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,496	1,773
*	Ulta Beauty, Inc. (Specialty retail)	5,024	2,016
	Union Pacific Corp. (Road & rail)	8,800	1,714
	UnitedHealth Group, Inc. (Health care providers & services)	4,380	2,212
*	Veeva Systems, Inc. Class “A” (Health care technology)	2,720	448
	Watsco, Inc. (Trading companies & distributors)	3,623	933
*	Workday, Inc. Class “A” (Software)	10,074	1,533
	Zoetis, Inc. (Pharmaceuticals)	7,993	1,185
			44,986

	Europe—22.7%

	Denmark—3.5%
	DSV AS (Air freight & logistics)	8,992	1,053
	Novo Nordisk AS Class “B” (Pharmaceuticals)	19,105	1,903
			2,956
	France—4.6%
	Airbus SE (Aerospace & defense)	27,092	2,335
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	2,689	1,586
			3,921

	Germany—3.2%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	58,929	1,289

See accompanying Notes to Portfolio of Investments.

21

Global Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Germany — (continued)
	MTU Aero Engines AG (Aerospace & defense)	9,399	$1,405
			2,694

	Ireland—0.8%
*	Ryanair Holdings PLC—ADR (Airlines)	12,511	731

	Netherlands—1.4%
*	Adyen NV (IT services)	946	1,180

	Sweden—5.3%
	Atlas Copco AB Class “A” (Machinery)	145,388	1,351
	Evolution AB (Hotels, restaurants & leisure)	10,930	864
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	176,817	1,651
	Indutrade AB (Machinery)	37,628	611
			4,477

	Switzerland—3.9%
	Lonza Group AG (Life sciences tools & services)	2,519	1,226
	Partners Group Holding AG (Capital markets)	1,278	1,029
	Zurich Insurance Group AG (Insurance)	2,674	1,066
			3,321

	United Kingdom—6.8%
	Compass Group PLC (Hotels, restaurants & leisure)	116,317	2,316
	Experian PLC (Professional services)	37,283	1,092
	Halma PLC (Electronic equipment, instruments & components)	14,052	316
	Linde PLC (Chemicals)†	4,084	1,101
	Rentokil Initial PLC (Commercial services & supplies)	174,013	922
			5,747

	Asia—5.5%

	Australia—3.9%
	Aristocrat Leisure Ltd. (Hotels, restaurants & leisure)	60,723	1,280
*	Atlassian Corp. PLC Class “A” (Software)†	4,701	990
	CSL Ltd. (Biotechnology)	5,761	1,048
			3,318

	Hong Kong—1.5%
	AIA Group Ltd. (Insurance)	152,000	1,266

	New Zealand—0.1%
	Fisher & Paykel Healthcare Corp. Ltd. (Health care equipment & supplies)	10,663	110

	Emerging Asia—5.5%

	India—3.5%
	HDFC Bank Ltd.—ADR (Banks)	25,297	1,478
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	51,772	1,501
			2,979

See accompanying Notes to Portfolio of Investments.

22

Global Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan—2.0%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	24,152	$1,656

	Japan—3.2%
	Daikin Industries Ltd. (Building products)	7,200	1,108
	Keyence Corp. (Electronic equipment, instruments & components)	3,100	1,025
	Nihon M&A Center Holdings, Inc. (Professional services)	52,100	596
			2,729

	Emerging Latin America—1.8%

	Argentina—1.1%
*	Globant SA (IT services)†	5,167	967

	Brazil—0.7%
*	MercadoLibre, Inc. (Internet & direct marketing retail)	718	595

	Total Common Stocks—99.9% (cost $67,904)		84,891

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $568, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $580	$568	568

	Total Repurchase Agreement—0.7% (cost $568)		568

	Total Investments—100.6% (cost $68,472)		85,459

	Liabilities, plus cash and other assets—(0.6)%		(518)

	Net assets—100.0%		$84,941

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

23

Global Leaders Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	28.2%
Industrials	17.8%
Health Care	17.3%
Consumer Discretionary	15.9%
Financials	9.3%
Communication Services	4.7%
Energy	1.8%
Utilities	1.6%
Consumer Staples	1.4%
Materials	1.3%
Real Estate	0.7%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	63.3%
Euro	9.2%
British Pound Sterling	5.5%
Swedish Krona	5.3%
Swiss Franc	3.9%
Danish Krone	3.5%
Japanese Yen	3.2%
Australian Dollar	2.7%
Indian Rupee	1.8%
Hong Kong Dollar	1.5%
All Other Currencies	0.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

24

International Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe—44.7%

	Belgium—1.3%
	KBC Group NV (Banks)	241,615	$11,466

	Denmark—5.5%
	Coloplast AS Class “B” (Health care equipment & supplies)	78,658	7,993
	DSV AS (Air freight & logistics)	88,212	10,334
	Novo Nordisk AS Class “B” (Pharmaceuticals)	198,287	19,753
	Orsted AS (Electric utilities)	133,835	10,667
			48,747

	Finland—1.5%
	Neste Oyj (Oil, gas & consumable fuels)	308,226	13,435

	France—12.5%
	Airbus SE (Aerospace & defense)	201,810	17,396
	Dassault Systemes SE (Software)	195,563	6,752
	L’Oreal SA (Personal products)	36,998	11,830
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	38,931	22,953
	Safran SA (Aerospace & defense)	127,228	11,576
	Sartorius Stedim Biotech (Life sciences tools & services)	36,759	11,275
	Teleperformance (Professional services)	27,816	7,057
	Vinci SA (Construction & engineering)	278,479	22,518
			111,357

	Germany—1.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	526,612	11,525
	Rational AG (Machinery)	8,724	4,225
			15,750

	Ireland—3.0%
*	ICON PLC (Life sciences tools & services)†	106,964	19,658
	Kingspan Group PLC (Building products)	85,390	3,847
*	Ryanair Holdings PLC—ADR (Airlines)	56,789	3,318
			26,823

	Luxembourg—2.2%
	Tenaris SA (Energy equipment & services)	1,507,238	19,502

	Netherlands—2.6%
*	Adyen NV (IT services)	10,407	12,979
	ASML Holding NV (Semiconductors & semiconductor equipment)	24,778	10,265
			23,244

	Norway—0.5%
	TOMRA Systems ASA (Commercial services & supplies)	282,986	4,993

	Spain—2.4%
*	Amadeus IT Group SA (IT services)	469,297	21,758

	Sweden—4.0%
	Atlas Copco AB Class “A” (Machinery)	1,174,055	10,912
	Evolution AB (Hotels, restaurants & leisure)	79,247	6,264
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	1,581,911	14,774

See accompanying Notes to Portfolio of Investments.

25

International Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Sweden — (continued)
	Indutrade AB (Machinery)	246,515	$3,998
			35,948

	Switzerland—7.4%
	Lonza Group AG (Life sciences tools & services)	31,066	15,126
	Partners Group Holding AG (Capital markets)	12,624	10,159
	Sika AG (Chemicals)	46,821	9,411
	Straumann Holding AG (Health care equipment & supplies)	107,357	9,819
	Zurich Insurance Group AG (Insurance)	54,713	21,811
			66,326

	United Kingdom—19.8%
	Ashtead Group PLC (Trading companies & distributors)	252,683	11,348
	AstraZeneca PLC (Pharmaceuticals)	224,628	24,693
	Bunzl PLC (Trading companies & distributors)	664,445	20,301
	Compass Group PLC (Hotels, restaurants & leisure)	1,274,864	25,386
	Diageo PLC (Beverages)	433,317	18,240
	Experian PLC (Professional services)	460,875	13,491
	Halma PLC (Electronic equipment, instruments & components)	211,283	4,752
	Linde PLC (Chemicals)†	54,886	14,797
	London Stock Exchange Group PLC (Capital markets)	192,104	16,223
	Rentokil Initial PLC (Commercial services & supplies)	2,679,521	14,203
	Segro PLC (Equity REIT)	771,644	6,438
	Spirax-Sarco Engineering PLC (Machinery)	56,885	6,539
			176,411

	Canada—10.6%
	Canadian Pacific Railway Ltd. (Road & rail)	406,472	27,120
	Dollarama, Inc. (Multiline retail)	330,157	18,954
	Intact Financial Corp. (Insurance)	115,567	16,355
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	50,197	14,033
	Toronto-Dominion Bank (Banks)	296,395	18,178
			94,640

	Emerging Asia—9.5%

	China—1.2%
	Contemporary Amperex Technology Co. Ltd. Class “A” (Electrical equipment)	94,400	5,315
	Shenzhen Inovance Technology Co. Ltd. Class “A” (Machinery)	705,980	5,710
			11,025

	India—6.5%
	Housing Development Finance Corp. Ltd. (Diversified financial services)	531,883	14,845
	Infosys Ltd. (IT services)	781,479	13,400
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	1,029,192	29,849
			58,094

	Taiwan—1.8%
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	1,197,000	15,867

See accompanying Notes to Portfolio of Investments.

26

International Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—6.8%

	Australia—5.6%
	Aristocrat Leisure Ltd. (Hotels, restaurants & leisure)	1,220,539	$25,737
*	Atlassian Corp. PLC Class “A” (Software)†	49,942	10,517
	CSL Ltd. (Biotechnology)	74,859	13,615
			49,869

	Hong Kong—1.2%
	AIA Group Ltd. (Insurance)	1,317,600	10,970

	Japan—4.8%
	Asahi Intecc Co. Ltd. (Health care equipment & supplies)	255,600	4,076
	Daikin Industries Ltd. (Building products)	69,100	10,632
	Hoya Corp. (Health care equipment & supplies)	119,700	11,534
	Keyence Corp. (Electronic equipment, instruments & components)	49,500	16,363
			42,605

	Emerging Latin America—2.3%

	Argentina—0.6%
*	Globant SA (IT services)†	28,149	5,266

	Brazil—1.7%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	2,926,500	7,080
*	MercadoLibre, Inc. (Internet & direct marketing retail)	10,056	8,324
			15,404

	Total Common Stocks—98.5% (cost $937,773)		879,500

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $25,740, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $26,253	$25,738	25,738

	Total Repurchase Agreement—2.9% (cost $25,738)		25,738

	Total Investments—101.4% (cost $963,511)		905,238

	Liabilities, plus cash and other assets—(1.4)%		(12,697)

	Net assets—100.0%		$892,541

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

27

International Leaders Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.5%
Information Technology	16.4%
Health Care	15.6%
Financials	14.5%
Consumer Discretionary	13.8%
Energy	7.1%
Consumer Staples	3.4%
Materials	2.8%
Utilities	1.2%
Real Estate	0.7%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	25.1%
British Pound Sterling	18.4%
U.S. Dollar	11.7%
Swiss Franc	7.5%
Indian Rupee	6.6%
Canadian Dollar	6.1%
Danish Krone	5.5%
Japanese Yen	4.8%
Australian Dollar	4.5%
Swedish Krona	4.1%
New Taiwan Dollar	1.8%
Chinese Yuan Renminbi	1.3%
Hong Kong Dollar	1.2%
All Other Currencies	1.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

28

International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—39.9%

	Belgium—1.2%
	KBC Group NV (Banks)	301,835	$14,323
	Warehouses De Pauw CVA (Equity REIT)	92,400	2,270
			16,593

	Denmark—4.3%
	Chr Hansen Holding AS (Chemicals)	30,845	1,519
	Coloplast AS Class “B” (Health care equipment & supplies)	52,535	5,339
	DSV AS (Air freight & logistics)	102,655	12,026
*	Genmab AS (Biotechnology)	27,667	8,901
	Novo Nordisk AS Class “B” (Pharmaceuticals)	213,566	21,275
	Orsted AS (Electric utilities)	75,852	6,045
	Royal Unibrew AS (Beverages)	52,493	3,401
			58,506

	Finland—1.0%
	Neste Oyj (Oil, gas & consumable fuels)	316,817	13,810

	France—11.5%
	Airbus SE (Aerospace & defense)	182,622	15,742
	Capgemini SE (IT services)	74,375	11,907
	Dassault Systemes SE (Software)	300,303	10,368
	Hermes International (Textiles, apparel & luxury goods)	7,251	8,528
	L’Oreal SA (Personal products)	48,523	15,515
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	28,481	16,792
	Safran SA (Aerospace & defense)	146,270	13,309
	Sartorius Stedim Biotech (Life sciences tools & services)	27,717	8,502
	Teleperformance (Professional services)	40,262	10,214
	Thales SA (Aerospace & defense)	191,509	21,103
	Vinci SA (Construction & engineering)	294,107	23,782
			155,762

	Germany—2.6%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	36,875	3,830
*	CTS Eventim AG & Co. KGaA (Entertainment)	105,696	4,349
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	489,181	10,705
	MTU Aero Engines AG (Aerospace & defense)	87,995	13,151
	Nemetschek SE (Software)	44,444	2,110
	Puma SE (Textiles, apparel & luxury goods)	25,198	1,166
			35,311

	Ireland—2.1%
*	ICON PLC (Life sciences tools & services)†	109,345	20,096
	Kingspan Group PLC (Building products)	137,501	6,195
*	Ryanair Holdings PLC—ADR (Airlines)	36,532	2,134
			28,425

	Israel—0.8%
*	Inmode Ltd. (Health care equipment & supplies)†	92,496	2,693
	Mizrahi Tefahot Bank Ltd. (Banks)	99,533	3,484
*	Nice Ltd.—ADR (Software)	23,695	4,460
			10,637

See accompanying Notes to Portfolio of Investments.

29

International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Italy—1.1%
	Amplifon SpA (Health care providers & services)	113,005	$2,944
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	66,440	3,213
	FinecoBank Banca Fineco SpA (Banks)	434,363	5,365
	Moncler SpA (Textiles, apparel & luxury goods)	81,030	3,308
			14,830

	Luxembourg—0.8%
	Eurofins Scientific SE (Life sciences tools & services)	18,297	1,086
	Tenaris SA (Energy equipment & services)	713,014	9,226
			10,312

	Netherlands—2.5%
*	Adyen NV (IT services)	6,671	8,320
	ASML Holding NV (Semiconductors & semiconductor equipment)	37,366	15,480
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	40,296	1,725
	Euronext NV (Capital markets)	64,721	4,096
	IMCD NV (Trading companies & distributors)	35,378	4,194
			33,815

	Norway—0.4%
*	AutoStore Holdings Ltd. (Machinery)	1,717,859	1,886
	Gjensidige Forsikring ASA (Insurance)	164,850	2,829
			4,715

	Spain—1.9%
*	Amadeus IT Group SA (IT services)	418,710	19,412
	EDP Renovaveis SA (Independent power & renewable electricity producers)	320,055	6,584
			25,996

	Sweden—3.4%
	Atlas Copco AB Class “A” (Machinery)	1,041,520	9,680
	Beijer Ref AB (Trading companies & distributors)	236,784	2,912
	EQT AB (Capital markets)	50,657	979
	Evolution AB (Hotels, restaurants & leisure)	76,004	6,008
	Hemnet Group AB (Interactive Media & Services)	156,153	1,982
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	1,058,130	9,882
	Indutrade AB (Machinery)	226,336	3,671
	Investment AB Latour Class “B” (Industrial conglomerates)	150,771	2,495
	Lifco AB Class “B” (Industrial conglomerates)	259,732	3,603
	Sweco AB Class “B” (Construction & engineering)	198,192	1,662
	Thule Group AB (Leisure products)	88,255	1,757
	Vitrolife AB (Biotechnology)	76,862	1,089
			45,720

	Switzerland—6.3%
	Belimo Holding AG (Building products)	8,533	3,138
	Galenica AG (Health care providers & services)	55,656	4,030
	Lonza Group AG (Life sciences tools & services)	30,117	14,664
	Partners Group Holding AG (Capital markets)	12,667	10,194
*	Siegfried Holding AG (Life sciences tools & services)	5,429	4,014
*	SIG Group AG (Containers & packaging)	308,421	6,262
	Sika AG (Chemicals)	30,846	6,200

See accompanying Notes to Portfolio of Investments.

30

International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks—(continued)

Europe, Mid-East—(continued)

Switzerland — (continued)
Straumann Holding AG (Health care equipment & supplies)	70,850	$6,480
Tecan Group AG (Life sciences tools & services)	12,644	4,338
VAT Group AG (Machinery)	10,658	2,163
Zurich Insurance Group AG (Insurance)	60,394	24,076
		85,559

United Kingdom—14.8%
3i Group PLC (Capital markets)	427,457	5,133
Ashtead Group PLC (Trading companies & distributors)	206,492	9,274
AstraZeneca PLC (Pharmaceuticals)	180,984	19,895
AVEVA Group PLC (Software)	68,188	2,353
Beazley PLC (Insurance)	466,981	2,911
Big Yellow Group PLC (Equity REIT)	229,691	2,718
Bunzl PLC (Trading companies & distributors)	259,547	7,930
Compass Group PLC (Hotels, restaurants & leisure)	1,045,086	20,810
ConvaTec Group PLC (Health care equipment & supplies)	2,855,570	6,489
Croda International PLC (Chemicals)	75,892	5,421
CVS Group PLC (Health care providers & services)	130,904	2,494
Diageo PLC (Beverages)	409,099	17,220
Diploma PLC (Trading companies & distributors)	114,733	2,948
Experian PLC (Professional services)	326,983	9,572
Greggs PLC (Hotels, restaurants & leisure)	145,665	2,752
Halma PLC (Electronic equipment, instruments & components)	300,515	6,759
Intermediate Capital Group PLC (Capital markets)	330,778	3,568
Intertek Group PLC (Professional services)	33,799	1,387
Linde PLC (Chemicals)†	80,912	21,813
London Stock Exchange Group PLC (Capital markets)	201,194	16,991
Renishaw PLC (Electronic equipment, instruments & components)	49,026	1,901
Rentokil Initial PLC (Commercial services & supplies)	2,030,657	10,763
Rotork PLC (Machinery)	1,875,529	4,867
Segro PLC (Equity REIT)	701,432	5,853
Softcat PLC (IT services)	167,354	2,198
Spirax-Sarco Engineering PLC (Machinery)	54,044	6,213
		200,233

Emerging Asia—13.3%

China—2.2%
Chacha Food Co. Ltd. Class “A” (Food products)	373,642	2,429
Contemporary Amperex Technology Co. Ltd. Class “A” (Electrical equipment)	71,900	4,048
Foshan Haitian Flavouring & Food Co. Ltd. Class “A” (Food products)	377,891	4,401
Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	997,000	7,565
Proya Cosmetics Co. Ltd. Class “A” (Personal products)	198,478	4,552
Shenzhen Inovance Technology Co. Ltd. Class “A” (Machinery)	689,892	5,580
Silergy Corp. (Semiconductors & semiconductor equipment)	112,000	1,461
		30,036

India—7.3%
Apollo Hospitals Enterprise Ltd. (Health care providers & services)	55,718	2,975
Britannia Industries Ltd. (Food products)	58,271	2,747
Crompton Greaves Consumer Electricals Ltd. (Household durables)	687,782	3,468
Havells India Ltd. (Electrical equipment)	263,792	4,341

See accompanying Notes to Portfolio of Investments.

31

International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	HDFC Bank Ltd. (Banks)	1,019,798	$17,677
	Hindustan Unilever Ltd. (Personal products)	198,301	6,548
	Info Edge India Ltd. (Interactive Media & Services)	56,614	2,663
	Infosys Ltd. (IT services)	639,393	10,963
*	InterGlobe Aviation Ltd. (Airlines)	253,074	5,746
*	Max Healthcare Institute Ltd. (Health care providers & services)	403,965	2,010
	Petronet LNG Ltd. (Oil, gas & consumable fuels)	1,314,819	3,217
	Pidilite Industries Ltd. (Chemicals)	128,102	4,194
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	914,114	26,512
	UPL Ltd. (Chemicals)	368,414	3,027
	Voltas Ltd. (Construction & engineering)	284,616	3,160
			99,248

	Indonesia—1.9%
	Bank Central Asia Tbk PT (Banks)	36,260,600	20,242
	Telkom Indonesia Persero Tbk PT (Diversified telecommunication services)	18,682,100	5,445
			25,687

	South Korea—0.4%
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	13,941	5,244

	Taiwan—1.5%
	Airtac International Group (Machinery)	116,713	2,670
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	126,000	1,437
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	266,000	4,590
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	158,173	10,845
			19,542

	Canada—10.2%
	Canadian National Railway Co. (Road & rail)	188,329	20,339
	Canadian Pacific Railway Ltd. (Road & rail)	260,999	17,414
	CCL Industries, Inc. Class “B” (Containers & packaging)	120,372	5,835
	Dollarama, Inc. (Multiline retail)	291,940	16,759
	Intact Financial Corp. (Insurance)	157,670	22,313
*	Kinaxis, Inc. (Software)	38,081	3,779
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	36,733	10,269
	Metro, Inc. (Food & staples retailing)	287,416	14,392
	Parkland Corp. (Oil, gas & consumable fuels)	171,030	3,665
	Toromont Industries Ltd. (Trading companies & distributors)	65,572	4,565
	Toronto-Dominion Bank (Banks)	310,447	19,040
			138,370

	Japan—9.3%
	Asahi Intecc Co. Ltd. (Health care equipment & supplies)	228,500	3,644
	BayCurrent Consulting, Inc. (Professional services)	10,000	2,594
	Benefit One, Inc. (Professional services)	155,100	2,174
	Daikin Industries Ltd. (Building products)	104,700	16,110
	Disco Corp. (Semiconductors & semiconductor equipment)	9,800	2,160
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	117,800	1,807

See accompanying Notes to Portfolio of Investments.

32

International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	GMO Payment Gateway, Inc. (IT services)	39,700	$2,722
	Harmonic Drive Systems, Inc. (Machinery)	65,700	2,036
	Hoya Corp. (Health care equipment & supplies)	109,200	10,522
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	166,300	2,176
	Keyence Corp. (Electronic equipment, instruments & components)	33,900	11,206
	M3, Inc. (Health care technology)	165,100	4,610
	MISUMI Group, Inc. (Machinery)	168,100	3,620
	MonotaRO Co. Ltd. (Trading companies & distributors)	369,400	5,668
	Nihon M&A Center Holdings, Inc. (Professional services)	342,100	3,913
	Olympus Corp. (Health care equipment & supplies)	988,300	19,013
	Rakus Co. Ltd. (Software)	175,000	1,643
	SCSK Corp. (IT services)	189,600	2,870
*	SHIFT, Inc. (IT services)	26,300	3,433
	SMS Co. Ltd. (Professional services)	80,200	1,620
	TechnoPro Holdings, Inc. (Professional services)	205,600	4,380
	TIS, Inc. (IT services)	280,600	7,450
	Tokio Marine Holdings, Inc. (Insurance)	573,900	10,200
			125,571

	Asia—5.3%

	Australia—2.7%
	Aristocrat Leisure Ltd. (Hotels, restaurants & leisure)	314,588	6,634
*	Atlassian Corp. PLC Class “A” (Software)†	31,670	6,669
	CSL Ltd. (Biotechnology)	93,698	17,040
	Domino’s Pizza Enterprises Ltd. (Hotels, restaurants & leisure)	62,151	2,048
	Netwealth Group Ltd. (Capital markets)	266,943	2,067
	Pro Medicus Ltd. (Health care technology)	88,045	2,811
			37,269

	Hong Kong—1.2%
	AIA Group Ltd. (Insurance)	1,914,400	15,939

	Singapore—1.4%
	DBS Group Holdings Ltd. (Banks)	809,500	18,727

	Emerging Latin America—3.6%

	Argentina—0.8%
*	Globant SA (IT services)†	25,056	4,687
*	MercadoLibre, Inc. (Internet & direct marketing retail)	6,783	5,615
			10,302

	Brazil—1.0%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	2,768,600	6,698
*	Locaweb Servicos de Internet SA (IT services)	1,336,293	2,229
	Raia Drogasil SA (Food & staples retailing)	621,000	2,617
	Rumo SA (Road & rail)	756,600	2,592
			14,136

	Mexico—1.5%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	27,968	5,487
	Wal-Mart de Mexico SAB de CV (Food & staples retailing)	4,050,800	14,226
			19,713

See accompanying Notes to Portfolio of Investments.

33

International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Peru—0.2%
	Credicorp Ltd. (Banks)†	22,854	$2,806

	Uruguay—0.1%
*	Dlocal Ltd. (IT services)†	81,465	1,672

	Emerging Mid-East, Africa—0.6%

	South Africa—0.2%
	Bid Corp. Ltd. (Food & staples retailing)	194,282	2,983

	United Arab Emirates—0.4%
	First Abu Dhabi Bank PJSC (Banks)	967,639	4,694

	Total Common Stocks—97.0% (cost $1,242,723)		1,312,163

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $37,267, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $38,010	$37,264	37,264

	Total Repurchase Agreement—2.7% (cost $37,264)		37,264

	Total Investments—99.7% (cost $1,279,987)		1,349,427

	Cash and other assets, less liabilities—0.3%		3,878

	Net assets—100.0%		$1,353,305

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

34

International Growth Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.9%
Financials	17.9%
Health Care	15.3%
Information Technology	14.7%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Energy	4.3%
Materials	4.1%
Communication Services	1.1%
Utilities	1.0%
Real Estate	0.8%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.8%
British Pound Sterling	13.6%
Japanese Yen	9.6%
U.S. Dollar	8.9%
Canadian Dollar	8.4%
Indian Rupee	7.6%
Swiss Franc	6.5%
Danish Krone	4.5%
Swedish Krona	3.5%
Australian Dollar	2.3%
Indonesian Rupiah	1.9%
Hong Kong Dollar	1.8%
Chinese Yuan Renminbi	1.6%
Singapore Dollar	1.4%
Mexican Peso	1.1%
Brazilian Real	1.1%
All Other Currencies	2.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

35

Institutional International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—39.9%

	Belgium—1.2%
	KBC Group NV (Banks)	181,966	$8,635
	Warehouses De Pauw CVA (Equity REIT)	55,705	1,368
			10,003

	Denmark—4.3%
	Chr Hansen Holding AS (Chemicals)	18,408	907
	Coloplast AS Class “B” (Health care equipment & supplies)	31,671	3,219
	DSV AS (Air freight & logistics)	61,560	7,212
*	Genmab AS (Biotechnology)	16,591	5,337
	Novo Nordisk AS Class “B” (Pharmaceuticals)	128,966	12,847
	Orsted AS (Electric utilities)	45,729	3,645
	Royal Unibrew AS (Beverages)	31,646	2,050
			35,217

	Finland—1.0%
	Neste Oyj (Oil, gas & consumable fuels)	190,999	8,326

	France—11.5%
	Airbus SE (Aerospace & defense)	109,515	9,440
	Capgemini SE (IT services)	44,838	7,179
	Dassault Systemes SE (Software)	180,086	6,217
	Hermes International (Textiles, apparel & luxury goods)	4,371	5,141
	L’Oreal SA (Personal products)	29,253	9,353
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	17,170	10,123
	Safran SA (Aerospace & defense)	88,181	8,024
	Sartorius Stedim Biotech (Life sciences tools & services)	16,562	5,080
	Teleperformance (Professional services)	24,273	6,158
	Thales SA (Aerospace & defense)	114,845	12,655
	Vinci SA (Construction & engineering)	176,371	14,262
			93,632

	Germany—2.6%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	22,231	2,309
*	CTS Eventim AG & Co. KGaA (Entertainment)	63,721	2,622
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	294,911	6,454
	MTU Aero Engines AG (Aerospace & defense)	52,769	7,886
	Nemetschek SE (Software)	26,794	1,272
	Puma SE (Textiles, apparel & luxury goods)	15,038	696
			21,239

	Ireland—2.1%
*	ICON PLC (Life sciences tools & services)†	65,920	12,115
	Kingspan Group PLC (Building products)	82,219	3,704
*	Ryanair Holdings PLC—ADR (Airlines)	21,802	1,274
			17,093

	Israel—0.8%
*	Inmode Ltd. (Health care equipment & supplies)†	55,763	1,623
	Mizrahi Tefahot Bank Ltd. (Banks)	60,005	2,101
*	Nice Ltd.—ADR (Software)	14,285	2,689
			6,413

See accompanying Notes to Portfolio of Investments.

36

Institutional International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Italy—1.1%
	Amplifon SpA (Health care providers & services)	68,127	$1,775
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	40,054	1,937
	FinecoBank Banca Fineco SpA (Banks)	261,863	3,234
	Moncler SpA (Textiles, apparel & luxury goods)	48,850	1,994
			8,940

	Luxembourg—0.8%
	Eurofins Scientific SE (Life sciences tools & services)	10,920	648
	Tenaris SA (Energy equipment & services)	429,852	5,562
			6,210

	Netherlands—2.5%
*	Adyen NV (IT services)	4,000	4,989
	ASML Holding NV (Semiconductors & semiconductor equipment)	22,408	9,283
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	24,293	1,040
	Euronext NV (Capital markets)	39,018	2,469
	IMCD NV (Trading companies & distributors)	21,328	2,529
			20,310

	Norway—0.4%
*	AutoStore Holdings Ltd. (Machinery)	1,037,362	1,139
	Gjensidige Forsikring ASA (Insurance)	98,607	1,692
			2,831

	Spain—1.9%
*	Amadeus IT Group SA (IT services)	252,426	11,703
	EDP Renovaveis SA (Independent power & renewable electricity producers)	192,950	3,969
			15,672

	Sweden—3.4%
	Atlas Copco AB Class “A” (Machinery)	624,582	5,805
	Beijer Ref AB (Trading companies & distributors)	142,749	1,755
	EQT AB (Capital markets)	30,231	584
	Evolution AB (Hotels, restaurants & leisure)	45,820	3,622
	Hemnet Group AB (Interactive Media & Services)	94,140	1,195
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	637,911	5,958
	Indutrade AB (Machinery)	136,450	2,213
	Investment AB Latour Class “B” (Industrial conglomerates)	90,894	1,504
	Lifco AB Class “B” (Industrial conglomerates)	156,584	2,172
	Sweco AB Class “B” (Construction & engineering)	119,483	1,002
	Thule Group AB (Leisure products)	53,206	1,059
	Vitrolife AB (Biotechnology)	46,338	657
			27,526

	Switzerland—6.3%
	Belimo Holding AG (Building products)	5,048	1,856
	Galenica AG (Health care providers & services)	33,553	2,430
	Lonza Group AG (Life sciences tools & services)	18,090	8,808
	Partners Group Holding AG (Capital markets)	7,596	6,113
*	Siegfried Holding AG (Life sciences tools & services)	3,273	2,420
*	SIG Group AG (Containers & packaging)	185,937	3,775
	Sika AG (Chemicals)	18,498	3,718

See accompanying Notes to Portfolio of Investments.

37

Institutional International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks—(continued)

Europe, Mid-East—(continued)

Switzerland — (continued)
Straumann Holding AG (Health care equipment & supplies)	42,448	$3,882
Tecan Group AG (Life sciences tools & services)	7,622	2,615
VAT Group AG (Machinery)	6,425	1,304
Zurich Insurance Group AG (Insurance)	36,217	14,438
		51,359

United Kingdom—14.8%
3i Group PLC (Capital markets)	257,700	3,094
Ashtead Group PLC (Trading companies & distributors)	123,830	5,561
AstraZeneca PLC (Pharmaceuticals)	109,290	12,014
AVEVA Group PLC (Software)	41,108	1,418
Beazley PLC (Insurance)	281,527	1,755
Big Yellow Group PLC (Equity REIT)	138,473	1,639
Bunzl PLC (Trading companies & distributors)	155,493	4,751
Compass Group PLC (Hotels, restaurants & leisure)	631,095	12,567
ConvaTec Group PLC (Health care equipment & supplies)	1,721,527	3,912
Croda International PLC (Chemicals)	45,511	3,251
CVS Group PLC (Health care providers & services)	78,918	1,504
Diageo PLC (Beverages)	245,330	10,327
Diploma PLC (Trading companies & distributors)	69,169	1,777
Experian PLC (Professional services)	196,086	5,740
Greggs PLC (Hotels, restaurants & leisure)	87,817	1,659
Halma PLC (Electronic equipment, instruments & components)	181,171	4,075
Intermediate Capital Group PLC (Capital markets)	199,415	2,151
Intertek Group PLC (Professional services)	20,172	828
Linde PLC (Chemicals)†	48,779	13,150
London Stock Exchange Group PLC (Capital markets)	121,495	10,260
Renishaw PLC (Electronic equipment, instruments & components)	29,556	1,146
Rentokil Initial PLC (Commercial services & supplies)	1,224,214	6,489
Rotork PLC (Machinery)	1,130,693	2,935
Segro PLC (Equity REIT)	422,870	3,528
Softcat PLC (IT services)	100,892	1,325
Spirax-Sarco Engineering PLC (Machinery)	32,581	3,745
		120,601

Emerging Asia—13.3%

China—2.4%
Airtac International Group (Machinery)	70,204	1,606
Chacha Food Co. Ltd. Class “A” (Food products)	225,200	1,464
Contemporary Amperex Technology Co. Ltd. Class “A” (Electrical equipment)	43,300	2,438
Foshan Haitian Flavouring & Food Co. Ltd. Class “A” (Food products)	227,863	2,654
Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	602,000	4,568
Proya Cosmetics Co. Ltd. Class “A” (Personal products)	119,640	2,744
Shenzhen Inovance Technology Co. Ltd. Class “A” (Machinery)	415,900	3,364
Silergy Corp. (Semiconductors & semiconductor equipment)	67,000	874
		19,712

India—7.4%
Apollo Hospitals Enterprise Ltd. (Health care providers & services)	33,591	1,793
Britannia Industries Ltd. (Food products)	34,944	1,647
Crompton Greaves Consumer Electricals Ltd. (Household durables)	414,641	2,091

See accompanying Notes to Portfolio of Investments.

38

Institutional International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Havells India Ltd. (Electrical equipment)	159,031	$2,617
	HDFC Bank Ltd. (Banks)	614,802	10,657
	Hindustan Unilever Ltd. (Personal products)	118,918	3,927
	Info Edge India Ltd. (Interactive Media & Services)	34,131	1,605
	Infosys Ltd. (IT services)	386,110	6,620
*	InterGlobe Aviation Ltd. (Airlines)	152,570	3,464
*	Max Healthcare Institute Ltd. (Health care providers & services)	241,638	1,203
	Petronet LNG Ltd. (Oil, gas & consumable fuels)	792,660	1,939
	Pidilite Industries Ltd. (Chemicals)	77,228	2,528
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	552,005	16,010
	UPL Ltd. (Chemicals)	222,104	1,825
	Voltas Ltd. (Construction & engineering)	171,586	1,905
			59,831

	Indonesia—1.9%
	Bank Central Asia Tbk PT (Banks)	21,896,730	12,224
	Telkom Indonesia Persero Tbk PT (Diversified telecommunication services)	11,203,300	3,265
			15,489

	South Korea—0.4%
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	8,405	3,161

	Taiwan—1.2%
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	76,000	867
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	159,000	2,744
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	94,854	6,503
			10,114

	Canada—10.2%
	Canadian National Railway Co. (Road & rail)	113,726	12,282
	Canadian Pacific Railway Ltd. (Road & rail)	157,348	10,498
	CCL Industries, Inc. Class “B” (Containers & packaging)	72,689	3,524
	Dollarama, Inc. (Multiline retail)	175,071	10,050
	Intact Financial Corp. (Insurance)	94,552	13,381
*	Kinaxis, Inc. (Software)	22,958	2,278
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	22,028	6,158
	Metro, Inc. (Food & staples retailing)	172,358	8,631
	Parkland Corp. (Oil, gas & consumable fuels)	103,108	2,209
	Toromont Industries Ltd. (Trading companies & distributors)	39,531	2,752
	Toronto-Dominion Bank (Banks)	186,170	11,418
			83,181

	Japan—9.3%
	Asahi Intecc Co. Ltd. (Health care equipment & supplies)	137,800	2,198
	BayCurrent Consulting, Inc. (Professional services)	6,000	1,557
	Benefit One, Inc. (Professional services)	93,500	1,311
	Daikin Industries Ltd. (Building products)	62,800	9,663
	Disco Corp. (Semiconductors & semiconductor equipment)	5,900	1,301
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	71,000	1,089
	GMO Payment Gateway, Inc. (IT services)	23,900	1,638
	Harmonic Drive Systems, Inc. (Machinery)	39,600	1,227

See accompanying Notes to Portfolio of Investments.

39

Institutional International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	Hoya Corp. (Health care equipment & supplies)	65,800	$6,340
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	99,900	1,307
	Keyence Corp. (Electronic equipment, instruments & components)	20,500	6,777
	M3, Inc. (Health care technology)	99,500	2,778
	MISUMI Group, Inc. (Machinery)	101,300	2,181
	MonotaRO Co. Ltd. (Trading companies & distributors)	222,700	3,417
	Nihon M&A Center Holdings, Inc. (Professional services)	206,200	2,358
	Olympus Corp. (Health care equipment & supplies)	595,800	11,462
	Rakus Co. Ltd. (Software)	105,500	991
	SCSK Corp. (IT services)	114,300	1,730
*	SHIFT, Inc. (IT services)	15,900	2,076
	SMS Co. Ltd. (Professional services)	48,400	978
	TechnoPro Holdings, Inc. (Professional services)	123,900	2,639
	TIS, Inc. (IT services)	169,200	4,492
	Tokio Marine Holdings, Inc. (Insurance)	344,100	6,116
			75,626

	Asia—5.3%

	Australia—2.7%
	Aristocrat Leisure Ltd. (Hotels, restaurants & leisure)	188,653	3,978
*	Atlassian Corp. PLC Class “A” (Software)†	18,992	4,000
	CSL Ltd. (Biotechnology)	56,189	10,219
	Domino’s Pizza Enterprises Ltd. (Hotels, restaurants & leisure)	37,469	1,234
	Netwealth Group Ltd. (Capital markets)	160,931	1,246
	Pro Medicus Ltd. (Health care technology)	53,079	1,695
			22,372

	Hong Kong—1.2%
	AIA Group Ltd. (Insurance)	1,154,063	9,609

	Singapore—1.4%
	DBS Group Holdings Ltd. (Banks)	485,500	11,231

	Emerging Latin America—3.6%

	Argentina—0.3%
*	Globant SA (IT services)†	15,105	2,826

	Brazil—1.5%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	1,660,300	4,017
*	Locaweb Servicos de Internet SA (IT services)	805,586	1,344
*	MercadoLibre, Inc. (Internet & direct marketing retail)	4,067	3,367
	Raia Drogasil SA (Food & staples retailing)	372,400	1,569
	Rumo SA (Road & rail)	453,700	1,554
			11,851

	Mexico—1.5%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	16,861	3,307
	Wal-Mart de Mexico SAB de CV (Food & staples retailing)	2,442,100	8,577
			11,884

	Peru—0.2%
	Credicorp Ltd. (Banks)†	13,705	1,683

See accompanying Notes to Portfolio of Investments.

40

Institutional International Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Uruguay—0.1%
*	Dlocal Ltd. (IT services)†	49,112	$1,008

	Emerging Mid-East, Africa—0.6%

	South Africa—0.2%
	Bid Corp. Ltd. (Food & staples retailing)	117,321	1,801

	United Arab Emirates—0.4%
	First Abu Dhabi Bank PJSC (Banks)	583,357	2,830

	Total Common Stocks—97.0% (cost $754,183)		789,581

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $24,600, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $25,090	$24,598	24,598

	Total Repurchase Agreement—3.0% (cost $24,598)		24,598

	Total Investments—100.0% (cost $778,781)		814,179

	Liabilities, plus cash and other assets—(0.0)%		(55)

	Net assets—100.0%		$814,124

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

41

Institutional International Growth Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.0%
Financials	17.8%
Health Care	15.3%
Information Technology	14.7%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Energy	4.3%
Materials	4.1%
Communication Services	1.1%
Utilities	1.0%
Real Estate	0.8%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.8%
British Pound Sterling	13.6%
Japanese Yen	9.6%
U.S. Dollar	8.9%
Canadian Dollar	8.4%
Indian Rupee	7.6%
Swiss Franc	6.5%
Danish Krone	4.4%
Swedish Krona	3.5%
Australian Dollar	2.3%
Indonesian Rupiah	2.0%
Hong Kong Dollar	1.8%
Chinese Yuan Renminbi	1.6%
Singapore Dollar	1.4%
Mexican Peso	1.1%
Brazilian Real	1.1%
All Other Currencies	2.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

42

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—31.5%

	Belgium—1.7%
	Melexis NV (Semiconductors & semiconductor equipment)	39,698	$2,686
	Warehouses De Pauw CVA (Equity REIT)	37,173	913
			3,599

	Denmark—1.1%
	Royal Unibrew AS (Beverages)	36,779	2,383

	Finland—1.1%
*	Musti Group Oyj (Specialty retail)	60,913	1,058
	Valmet Oyj (Machinery)	69,037	1,395
			2,453

	Germany—1.8%
*	CTS Eventim AG & Co. KGaA (Entertainment)	66,446	2,734
	Siltronic AG (Semiconductors & semiconductor equipment)	19,040	1,074
			3,808

	Israel—2.7%
	First International Bank Of Israel Ltd. (Banks)	57,677	2,332
*	Inmode Ltd. (Health care equipment & supplies)†	105,908	3,083
	Maytronics Ltd. (Household durables)	42,187	520
			5,935

	Italy—4.5%
	Amplifon SpA (Health care providers & services)	32,521	847
	Ariston Holding NV (Household durables)	425,131	3,607
	Azimut Holding SpA (Capital markets)	44,888	640
	Brembo SpA (Auto components)	138,780	1,145
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	37,720	1,824
	Carel Industries SpA (Building products)	84,089	1,565
			9,628

	Netherlands—0.7%
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	37,061	1,587

	Norway—2.4%
*	AutoStore Holdings Ltd. (Machinery)	1,022,796	1,123
	Gjensidige Forsikring ASA (Insurance)	147,499	2,531
	TOMRA Systems ASA (Commercial services & supplies)	80,994	1,429
			5,083

	Spain—1.5%
	EDP Renovaveis SA (Independent power & renewable electricity producers)	114,941	2,364
*	Solaria Energia y Medio Ambiente SA (Independent power & renewable electricity producers)	59,884	942
			3,306

	Sweden—9.8%
	AddTech AB Class “B” (Trading companies & distributors)	131,520	1,728
	Arjo AB Class “B” (Health care equipment & supplies)	183,031	671
	Beijer Ref AB (Trading companies & distributors)	163,239	2,007
	Biotage AB (Life sciences tools & services)	143,044	2,132

See accompanying Notes to Portfolio of Investments.

43

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Sweden — (continued)
	Bravida Holding AB (Commercial services & supplies)	123,573	$1,011
	Bufab AB (Trading companies & distributors)	67,830	1,222
	Fortnox AB (Software)	436,838	1,679
	Hemnet Group AB (Interactive Media & Services)	95,166	1,208
	Lagercrantz Group AB Class “B” (Electronic equipment, instruments & components)	211,286	1,850
	Lifco AB Class “B” (Industrial conglomerates)	136,290	1,891
	MIPS AB (Leisure products)	38,145	1,132
	Nolato AB Class “B” (Industrial conglomerates)	209,331	954
*	Sdiptech AB Class “B” (Commercial services & supplies)	69,274	1,194
	Sweco AB Class “B” (Construction & engineering)	159,569	1,338
	Vitrolife AB (Biotechnology)	78,729	1,116
			21,133

	Switzerland—4.2%
	Galenica AG (Health care providers & services)	45,208	3,274
	Kardex Holding AG (Machinery)	19,518	2,588
*	Siegfried Holding AG (Life sciences tools & services)	4,449	3,289
			9,151

	Emerging Asia—17.1%

	China—3.3%
	Chacha Food Co. Ltd. Class “A” (Food products)	482,100	3,134
	Proya Cosmetics Co. Ltd. Class “A” (Personal products)	170,144	3,902
			7,036

	India—8.7%
*	Aavas Financiers Ltd. (Thrifts & mortgage finance)	85,021	2,360
*	Affle India Ltd. (Media)	59,384	908
	AU Small Finance Bank Ltd. (Banks)	717,508	5,401
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	142,668	1,271
	Info Edge India Ltd. (Interactive Media & Services)	42,586	2,003
*	Max Healthcare Institute Ltd. (Health care providers & services)	214,120	1,066
	Motherson Sumi Wiring India Ltd. (Auto components)	2,179,422	2,308
	Samvardhana Motherson International Ltd. (Auto components)	1,173,445	1,566
	Tube Investments of India Ltd. (Auto components)	27,397	908
	UPL Ltd. (Chemicals)	123,687	1,016
			18,807

	Indonesia—1.0%
	Ace Hardware Indonesia Tbk PT (Specialty retail)	8,761,300	350
	Bank Negara Indonesia Persero Tbk PT (Banks)	3,238,600	1,894
			2,244

	Malaysia—0.6%
	MR DIY Group M Bhd (Specialty retail)	3,101,500	1,312

	South Korea—0.6%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	151,473	1,327

	Taiwan—2.9%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	17,600	969

See accompanying Notes to Portfolio of Investments.

44

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Tripod Technology Corp. (Electronic equipment, instruments & components)	760,000	$2,228
	Voltronic Power Technology Corp. (Electrical equipment)	67,451	2,966
			6,163

	Japan—16.6%
	BayCurrent Consulting, Inc. (Professional services)	16,400	4,255
	Benefit One, Inc. (Professional services)	189,700	2,659
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	58,700	900
	GMO Payment Gateway, Inc. (IT services)	24,700	1,693
	Harmonic Drive Systems, Inc. (Machinery)	84,800	2,628
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	190,500	2,493
	Meitec Corp. (Professional services)	143,100	2,264
	Nihon M&A Center Holdings, Inc. (Professional services)	99,800	1,141
	Rakus Co. Ltd. (Software)	134,900	1,267
	SCSK Corp. (IT services)	183,300	2,775
*	SHIFT, Inc. (IT services)	25,600	3,342
	SMS Co. Ltd. (Professional services)	189,900	3,836
	TechnoPro Holdings, Inc. (Professional services)	220,500	4,697
	TIS, Inc. (IT services)	72,500	1,925
			35,875

	United Kingdom—11.3%
	AVEVA Group PLC (Software)	28,407	980
	Beazley PLC (Insurance)	791,207	4,932
	Burford Capital Ltd. (Diversified financial services)	189,352	1,398
	CVS Group PLC (Health care providers & services)	63,472	1,209
	Diploma PLC (Trading companies & distributors)	119,411	3,068
	Greggs PLC (Hotels, restaurants & leisure)	70,711	1,336
	IntegraFin Holdings PLC (Capital markets)	282,297	691
*	Kin & Carta PLC (IT services)	335,647	651
	Pets at Home Group PLC (Specialty retail)	447,431	1,305
	Renishaw PLC (Electronic equipment, instruments & components)	67,168	2,605
	Rotork PLC (Machinery)	1,158,436	3,007
	Safestore Holdings PLC (Equity REIT)	98,261	915
	Softcat PLC (IT services)	168,314	2,211
			24,308

	Emerging Latin America—8.4%

	Brazil—3.8%
	Arezzo Industria e Comercio SA (Textiles, apparel & luxury goods)	146,200	2,667
	Pet Center Comercio e Participacoes SA (Specialty retail)	840,492	1,585
	Rumo SA (Road & rail)	466,600	1,598
	TOTVS SA (Software)	430,000	2,340
			8,190

	Mexico—4.6%
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	815,900	5,132
	Grupo Aeroportuario del Sureste SAB de CV Class “B” (Transportation infrastructure)	158,310	3,113
	Regional SAB de CV (Banks)	301,800	1,701
			9,946

See accompanying Notes to Portfolio of Investments.

45

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Canada—4.8%
	EQB, Inc. (Thrifts & mortgage finance)	44,492	$1,496
*	Kinaxis, Inc. (Software)	29,439	2,921
	North West Co., Inc. (Food & staples retailing)	18,761	435
	Parkland Corp. (Oil, gas & consumable fuels)	163,755	3,509
	Richelieu Hardware Ltd. (Trading companies & distributors)	71,048	1,971
			10,332

	Emerging Europe, Mid-East, Africa—3.5%

	Greece—0.5%
	JUMBO SA (Specialty retail)	83,925	1,117

	South Africa—1.9%
	Bidvest Group Ltd. (Industrial conglomerates)	98,043	1,062
	Clicks Group Ltd. (Food & staples retailing)	197,741	3,121
			4,183

	United Arab Emirates—1.1%
*	Network International Holdings PLC (IT services)	701,259	2,350

	Asia—3.5%

	Australia—2.2%
	Domino’s Pizza Enterprises Ltd. (Hotels, restaurants & leisure)	36,899	1,215
	Johns Lyng Group Ltd. (Construction & engineering)	187,484	753
	Netwealth Group Ltd. (Capital markets)	92,594	717
	Pro Medicus Ltd. (Health care technology)	68,427	2,185
			4,870

	New Zealand—1.3%
	Mainfreight Ltd. (Air freight & logistics)	73,359	2,766

	Total Common Stocks—96.7% (cost $254,683)		208,892

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $6,176, collateralized by U.S. Treasury Bond, 3.625%, due 04/15/28, valued at $6,299	$6,176	6,176

	Total Repurchase Agreement—2.8% (cost $6,176)		6,176

	Total Investments—99.5% (cost $260,859)		215,068

	Cash and other assets, less liabilities—0.5%		1,025

	Net assets—100.0%		$216,093

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

46

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	32.9%
Information Technology	18.4%
Financials	13.1%
Consumer Discretionary	12.4%
Health Care	9.0%
Consumer Staples	6.2%
Communication Services	3.3%
Energy	1.7%
Utilities	1.6%
Real Estate	0.9%
Materials	0.5%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	17.2%
British Pound Sterling	12.8%
Euro	12.2%
Swedish Krona	10.1%
Indian Rupee	9.0%
Canadian Dollar	4.9%
Mexican Peso	4.8%
Swiss Franc	4.4%
Brazilian Real	3.9%
Chinese Yuan Renminbi	3.4%
New Taiwan Dollar	2.9%
Norwegian Krone	2.4%
Australian Dollar	2.3%
South African Rand	2.0%
U.S. Dollar	1.5%
Israeli Shekel	1.4%
New Zealand Dollar	1.3%
Danish Krone	1.1%
Indonesian Rupiah	1.1%
All Other Currencies	1.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

47

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—71.3%

	China—30.6%
	Airtac International Group (Machinery)	175,000	$4,004
*	Alibaba Group Holding Ltd. (Internet & direct marketing retail)	1,276,028	12,734
	China Merchants Bank Co. Ltd. Class “H” (Banks)	1,944,500	8,999
	China Tourism Group Duty Free Corp. Ltd. Class “A” (Specialty retail)	340,156	9,399
	Contemporary Amperex Technology Co. Ltd. Class “A” (Electrical equipment)	69,500	3,913
	Foshan Haitian Flavouring & Food Co. Ltd. Class “A” (Food products)	550,101	6,407
	JD.com, Inc. Class “A” (Internet & direct marketing retail)	136,954	3,455
	Kweichow Moutai Co. Ltd. Class “A” (Beverages)	37,659	9,911
	Midea Group Co. Ltd. Class “A” (Household durables)	876,500	6,076
	Shenzhen Inovance Technology Co. Ltd. Class “A” (Machinery)	504,600	4,081
	Silergy Corp. (Semiconductors & semiconductor equipment)	109,000	1,422
	Suzhou Maxwell Technologies Co. Ltd. Class “A” (Electrical equipment)	108,300	7,382
	Tencent Holdings Ltd. (Interactive Media & Services)	435,100	14,696
	TravelSky Technology Ltd. Class “H” (IT services)	2,864,000	4,384
	Wuxi Lead Intelligent Equipment Co. Ltd. Class “A” (Machinery)	757,869	5,029
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class “A” (Pharmaceuticals)	144,400	5,408
			107,300

	India—24.3%
	Asian Paints Ltd. (Chemicals)	81,222	3,353
	Bajaj Finance Ltd. (Consumer finance)	81,745	7,308
	Britannia Industries Ltd. (Food products)	89,972	4,241
	Havells India Ltd. (Electrical equipment)	204,182	3,360
	HDFC Bank Ltd. (Banks)	643,153	11,148
	Housing Development Finance Corp. Ltd. (Diversified financial services)	224,845	6,275
	Infosys Ltd. (IT services)	667,024	11,437
*	InterGlobe Aviation Ltd. (Airlines)	292,156	6,634
	Motherson Sumi Wiring India Ltd. (Auto components)	900,226	954
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	738,663	21,423
	UPL Ltd. (Chemicals)	1,104,246	9,074
			85,207

	Indonesia—6.2%
	Bank Central Asia Tbk PT (Banks)	27,795,700	15,516
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	21,826,700	6,388
			21,904

	South Korea—0.6%
	Kakao Corp. (Interactive Media & Services)	58,698	2,310

	Taiwan—7.8%
	E.Sun Financial Holding Co. Ltd. (Banks)	5,148,449	4,166
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	59,000	2,088
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	133,000	2,295
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	272,863	18,708
			27,257

	Thailand—1.8%
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	8,207,300	6,398

See accompanying Notes to Portfolio of Investments.

48

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—23.8%

	Argentina—2.4%
*	Globant SA (IT services)†	45,877	$8,583

	Brazil—12.0%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	3,661,800	8,859
*	Locaweb Servicos de Internet SA (IT services)	1,456,600	2,430
*	MercadoLibre, Inc. (Internet & direct marketing retail)	11,763	9,737
	Raia Drogasil SA (Food & staples retailing)	755,700	3,184
	Rumo SA (Road & rail)	949,100	3,251
	TOTVS SA (Software)	1,219,600	6,636
	WEG SA (Electrical equipment)	1,326,800	7,905
			42,002

	Mexico—7.3%
	Grupo Aeroportuario del Pacifico SAB de CV Class “B” (Transportation infrastructure)	1,020,600	12,923
	Wal-Mart de Mexico SAB de CV (Food & staples retailing)	3,608,000	12,671
			25,594

	Peru—1.6%
	Credicorp Ltd. (Banks)†	44,517	5,467

	Uruguay—0.5%
*	Dlocal Ltd. (IT services)†	88,695	1,820

	Emerging Africa—3.6%

	South Africa—3.6%
	Capitec Bank Holdings Ltd. (Banks)	82,152	7,038
	Clicks Group Ltd. (Food & staples retailing)	350,713	5,536
			12,574

	Total Common Stocks—98.7% (cost $408,292)		346,416

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $2,811, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $2,867	$2,811	2,811

	Total Repurchase Agreement—0.8% (cost $2,811)		2,811

	Total Investments—99.5% (cost $411,103)		349,227

	Cash and other assets, less liabilities—0.5%		1,840

	Net assets—100.0%		$351,067

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

49

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.4%
Information Technology	17.3%
Industrials	16.9%
Consumer Discretionary	12.2%
Consumer Staples	12.1%
Energy	6.2%
Communication Services	4.9%
Materials	3.6%
Health Care	3.4%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	24.6%
Chinese Yuan Renminbi	16.6%
U.S. Dollar	12.8%
Hong Kong Dollar	12.8%
Brazilian Real	9.3%
Mexican Peso	7.4%
Indonesian Rupiah	6.3%
New Taiwan Dollar	4.0%
South African Rand	3.6%
Thai Baht	1.9%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

50

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—76.5%

	China—24.5%
	Aier Eye Hospital Group Co. Ltd. Class “A” (Health care providers & services)	873,664	$3,524
	Airtac International Group (Machinery)	66,852	1,530
*	Alibaba Group Holding Ltd. (Internet & direct marketing retail)	914,300	9,124
	ANTA Sports Products Ltd. (Textiles, apparel & luxury goods)	350,000	3,674
	Bank of Chengdu Co. Ltd. Class “A” (Banks)	2,124,735	4,890
	Bank of Ningbo Co. Ltd. Class “A” (Banks)	1,277,400	5,667
	Chacha Food Co. Ltd. Class “A” (Food products)	320,872	2,086
	China Merchants Bank Co. Ltd. Class “H” (Banks)	1,380,000	6,386
	China Tourism Group Duty Free Corp. Ltd. Class “A” (Specialty retail)	325,900	9,005
	Contemporary Amperex Technology Co. Ltd. Class “A” (Electrical equipment)	86,300	4,859
	East Money Information Co. Ltd. Class “A” (Capital markets)	639,840	1,582
	Foshan Haitian Flavouring & Food Co. Ltd. Class “A” (Food products)	314,940	3,668
	Huaneng Lancang River Hydropower, Inc. Class “A” (Independent power & renewable electricity producers)	4,266,409	4,132
	Inner Mongolia Yili Industrial Group Co. Ltd. Class “A” (Food products)	491,700	2,281
	JD.com, Inc. Class “A” (Internet & direct marketing retail)	495,971	12,512
	Jiumaojiu International Holdings Ltd. (Hotels, restaurants & leisure)	1,147,000	1,865
	Kweichow Moutai Co. Ltd. Class “A” (Beverages)	46,974	12,363
	Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	1,065,000	8,081
	Longshine Technology Group Co. Ltd. Class “A” (Software)	528,700	1,594
	NARI Technology Co. Ltd. Class “A” (Electrical equipment)	622,220	2,170
	NAURA Technology Group Co. Ltd. Class “A” (Semiconductors & semiconductor equipment)	55,200	2,157
	NetEase, Inc. (Entertainment)	896,000	13,520
	Proya Cosmetics Co. Ltd. Class “A” (Personal products)	182,120	4,177
	Shenzhen Inovance Technology Co. Ltd. Class “A” (Machinery)	413,564	3,345
	Suzhou Maxwell Technologies Co. Ltd. Class “A” (Electrical equipment)	68,407	4,663
	Tencent Holdings Ltd. (Interactive Media & Services)	280,560	9,476
	Wuliangye Yibin Co. Ltd. Class “A” (Beverages)	149,800	3,563
	Wuxi Lead Intelligent Equipment Co. Ltd. Class “A” (Machinery)	526,100	3,491
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class “A” (Personal products)	131,920	3,197
	Yunnan Energy New Material Co. Ltd. Class “A” (Chemicals)	94,900	2,322
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class “A” (Pharmaceuticals)	54,600	2,045
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class “A” (Semiconductors & semiconductor equipment)	408,490	3,875
			156,824

	India—24.5%
	Aarti Industries Ltd. (Chemicals)	157,879	1,439
*	Affle India Ltd. (Media)	85,620	1,309
*	Amber Enterprises India Ltd. (Household durables)	33,509	967
	APL Apollo Tubes Ltd. (Metals & mining)	129,071	1,638
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	80,582	4,302
	Asian Paints Ltd. (Chemicals)	85,598	3,533
	Astral Ltd. (Building products)	70,170	1,902
	Atul Ltd. (Chemicals)	14,597	1,603
	Bajaj Finance Ltd. (Consumer finance)	118,749	10,616
	Bata India Ltd. (Textiles, apparel & luxury goods)	82,022	1,827
	Computer Age Management Services Ltd. (IT services)	60,546	1,865
	Crompton Greaves Consumer Electricals Ltd. (Household durables)	332,816	1,678
	Dabur India Ltd. (Personal products)	280,915	1,968
	Dixon Technologies India Ltd. (Household durables)	31,194	1,675

See accompanying Notes to Portfolio of Investments.

51

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Fine Organic Industries Ltd. (Chemicals)	22,077	$1,885
*	Godrej Properties Ltd. (Real estate management & development)	69,043	1,005
	Gujarat Fluorochemicals Ltd. (Chemicals)	39,646	1,913
	Havells India Ltd. (Electrical equipment)	129,261	2,127
	HDFC Bank Ltd. (Banks)	644,600	11,174
	Hindustan Unilever Ltd. (Personal products)	107,120	3,537
	Housing Development Finance Corp. Ltd. (Diversified financial services)	267,744	7,473
	Info Edge India Ltd. (Interactive Media & Services)	26,086	1,227
	Infosys Ltd. (IT services)	244,419	4,191
	JK Cement Ltd. (Construction materials)	25,092	809
	Jubilant Foodworks Ltd. (Hotels, restaurants & leisure)	224,424	1,705
	Kajaria Ceramics Ltd. (Building products)	123,818	1,818
	KEI Industries Ltd. (Electrical equipment)	151,187	2,663
	Motherson Sumi Wiring India Ltd. (Auto components)	2,143,942	2,271
	Nestle India Ltd. (Food products)	8,744	2,049
	Oberoi Realty Ltd. (Real estate management & development)	132,470	1,478
	Page Industries Ltd. (Textiles, apparel & luxury goods)	3,260	2,026
	Pidilite Industries Ltd. (Chemicals)	75,842	2,483
	Polycab India Ltd. (Electrical equipment)	55,025	1,721
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	1,080,052	31,324
	SRF Ltd. (Chemicals)	122,979	3,761
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	237,469	2,759
	Tata Consultancy Services Ltd. (IT services)	134,373	4,929
	Tata Consumer Products Ltd. (Food products)	236,504	2,328
	Tata Elxsi Ltd. (Software)	22,111	2,309
	Trent Ltd. (Specialty retail)	184,362	3,196
	Tube Investments of India Ltd. (Auto components)	76,992	2,551
	UNO Minda Ltd. (Auto components)	490,653	3,319
	UPL Ltd. (Chemicals)	430,158	3,535
	Varun Beverages Ltd. (Beverages)	378,766	4,854
	Voltas Ltd. (Construction & engineering)	147,451	1,637
			156,379

	Indonesia—6.9%
	Astra International Tbk PT (Automobiles)	9,535,700	4,127
	Bank Central Asia Tbk PT (Banks)	39,276,295	21,926
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	49,063,351	14,359
	United Tractors Tbk PT (Oil, gas & consumable fuels)	1,660,900	3,566
			43,978

	Philippines—0.9%
	BDO Unibank, Inc. (Banks)	1,667,440	3,159
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,015,320	2,708
			5,867

	South Korea—3.8%
	JYP Entertainment Corp. (Entertainment)	47,227	1,919
	Kakao Corp. (Interactive Media & Services)	33,823	1,331
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	15,771	1,357
	NAVER Corp. (Interactive Media & Services)	9,699	1,292
*	Samsung Biologics Co. Ltd. (Life sciences tools & services)	6,030	3,375
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	350,466	12,869

See accompanying Notes to Portfolio of Investments.

52

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	South Korea — (continued)
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	4,948	$1,861
			24,004

	Taiwan—12.3%
	Accton Technology Corp. (Communications equipment)	194,000	1,655
	Advantech Co. Ltd. (Technology hardware, storage & peripherals)	201,766	1,859
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	27,300	1,503
	Chailease Holding Co. Ltd. (Diversified financial services)	1,070,190	6,113
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	208,000	1,170
	E Ink Holdings, Inc. (Electronic equipment, instruments & components)	401,000	2,647
	E.Sun Financial Holding Co. Ltd. (Banks)	6,845,915	5,539
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	30,000	1,062
	Feng TAY Enterprise Co. Ltd. (Textiles, apparel & luxury goods)	299,000	1,479
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	77,459	1,855
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	359,000	2,982
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	858,000	11,373
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	494,315	33,890
	Voltronic Power Technology Corp. (Electrical equipment)	97,586	4,292
	Wiwynn Corp. (Technology hardware, storage & peripherals)	45,000	1,137
			78,556

	Thailand—3.6%
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	8,499,500	6,626
	Bumrungrad Hospital PCL (Health care providers & services)	665,200	3,989
	Central Pattana PCL (Real estate management & development)	1,882,200	3,237
	Kasikornbank PCL (Banks)	1,613,500	6,131
	PTT Exploration & Production PCL (Oil, gas & consumable fuels)	742,800	3,167
			23,150

	Emerging Latin America—13.0%

	Argentina—0.6%
*	Globant SA (IT services)†	20,154	3,770

	Brazil—8.6%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	1,939,900	4,693
	Banco BTG Pactual SA (Capital markets)	696,200	3,202
	Hypera SA (Pharmaceuticals)	395,800	3,247
	Itau Unibanco Holding SA—ADR (Banks)	2,529,112	13,075
	Localiza Rent a Car SA (Road & rail)	355,400	4,025
	Lojas Renner SA (Specialty retail)	610,900	3,154
*	MercadoLibre, Inc. (Internet & direct marketing retail)	6,906	5,717
	Patria Investments Ltd. Class “A” (Capital markets)†	167,418	2,185
	Raia Drogasil SA (Food & staples retailing)	845,900	3,564
	Rumo SA (Road & rail)	620,400	2,125
	TOTVS SA (Software)	748,300	4,071
	Vinci Partners Investments Ltd. Class “A” (Capital markets)†	189,684	1,948
	WEG SA (Electrical equipment)	696,641	4,151
			55,157

See accompanying Notes to Portfolio of Investments.

53

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Chile—0.4%
	Sociedad Quimica y Minera de Chile SA—ADR (Chemicals)	30,035	$2,726

	Mexico—2.4%
	Wal-Mart de Mexico SAB de CV (Food & staples retailing)	4,368,500	15,342

	Peru—0.7%
	Credicorp Ltd. (Banks)†	38,995	4,789

	Uruguay—0.3%
*	Dlocal Ltd. (IT services)†	82,586	1,695

	Emerging Europe, Mid-East, Africa—8.5%

	Kenya—0.1%
	Safaricom PLC (Wireless telecommunication services)	2,298,694	473

	Poland—0.6%
*	Dino Polska SA (Food & staples retailing)	61,887	3,749

	Qatar—1.6%
	Qatar Islamic Bank SAQ (Banks)	497,489	3,358
	Qatar National Bank QPSC (Banks)	1,272,047	6,923
			10,281

	Saudi Arabia—1.2%
	Arabian Internet & Communications Services Co. (IT services)	28,470	1,786
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	45,552	2,508
	Nahdi Medical Co. (Food & staples retailing)	36,248	1,819
	Saudi Arabian Oil Co. (Oil, gas & consumable fuels)	171,150	1,629
			7,742

	South Africa—3.4%
	Bid Corp. Ltd. (Food & staples retailing)	121,285	1,862
	Bidvest Group Ltd. (Industrial conglomerates)	391,750	4,244
	Capitec Bank Holdings Ltd. (Banks)	70,287	6,022
	Clicks Group Ltd. (Food & staples retailing)	286,756	4,526
	Shoprite Holdings Ltd. (Food & staples retailing)	395,445	4,721
			21,375

	United Arab Emirates—1.6%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	1,373,899	1,661
*	As per MRD correct (Transportation infrastructure)	148,187	89
	First Abu Dhabi Bank PJSC (Banks)	1,799,097	8,726
			10,476

	Total Common Stocks—98.0% (cost $663,394)		626,333

See accompanying Notes to Portfolio of Investments.

54

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Rights

Emerging Latin America—0.0%

Brazil—0.0%
Localiza Rent a Car SA, Expiring 10/31/22 (Road & rail)	1,090	$2

Total Rights—0.0% (cost $0)		2

Repurchase Agreement
Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $11,458, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $11,686	$11,457	11,457

Total Repurchase Agreement—1.8% (cost $11,457)		11,457

Total Investments—99.8% (cost $674,851)		637,792

Cash and other assets, less liabilities—0.2%		1,283

Net assets—100.0%		$639,075

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

55

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.5%
Information Technology	17.5%
Consumer Discretionary	13.0%
Consumer Staples	13.0%
Industrials	8.6%
Energy	6.3%
Health Care	5.2%
Communication Services	4.9%
Materials	4.4%
Real Estate	0.9%
Utilities	0.7%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	25.0%
Chinese Yuan Renminbi	14.5%
U.S. Dollar	11.1%
Hong Kong Dollar	10.3%
New Taiwan Dollar	7.4%
Indonesian Rupiah	7.0%
Brazilian Real	5.1%
South African Rand	4.7%
South Korean Won	3.8%
Thai Baht	3.7%
Mexican Peso	2.5%
UAE Dirham	1.7%
Qatari Rial	1.6%
All Other Currencies	1.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

56

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—69.2%

	India—30.4%
	Aarti Industries Ltd. (Chemicals)	3,720	$34
*	Affle India Ltd. (Media)	2,718	42
*	Amber Enterprises India Ltd. (Household durables)	897	26
	APL Apollo Tubes Ltd. (Metals & mining)	5,203	66
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	2,316	124
	Asian Paints Ltd. (Chemicals)	3,127	129
	Astral Ltd. (Building products)	1,758	48
	Bajaj Finance Ltd. (Consumer finance)	3,883	347
	Bata India Ltd. (Textiles, apparel & luxury goods)	2,605	58
	Computer Age Management Services Ltd. (IT services)	1,970	61
	Crompton Greaves Consumer Electricals Ltd. (Household durables)	8,309	42
	Dabur India Ltd. (Personal products)	7,984	56
	Dixon Technologies India Ltd. (Household durables)	777	42
	Escorts Kubota Ltd. (Machinery)	2,280	59
	Fine Organic Industries Ltd. (Chemicals)	734	63
*	Godrej Properties Ltd. (Real estate management & development)	2,661	39
	Havells India Ltd. (Electrical equipment)	4,822	79
	HDFC Bank Ltd. (Banks)	22,943	398
	Hindustan Unilever Ltd. (Personal products)	3,692	122
	Housing Development Finance Corp. Ltd. (Diversified financial services)	8,606	240
	Info Edge India Ltd. (Interactive Media & Services)	974	46
	Infosys Ltd. (IT services)	8,888	152
	Kajaria Ceramics Ltd. (Building products)	3,459	51
	KEI Industries Ltd. (Electrical equipment)	5,019	88
	Nestle India Ltd. (Food products)	304	71
	Pidilite Industries Ltd. (Chemicals)	2,605	85
	Polycab India Ltd. (Electrical equipment)	1,454	45
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	36,950	1,072
	SRF Ltd. (Chemicals)	4,356	133
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	7,504	87
	Tata Consultancy Services Ltd. (IT services)	4,878	179
	Tata Consumer Products Ltd. (Food products)	7,751	76
	Tata Elxsi Ltd. (Software)	777	81
	Trent Ltd. (Specialty retail)	6,283	109
	Tube Investments of India Ltd. (Auto components)	2,591	86
	UNO Minda Ltd. (Auto components)	12,891	87
	UPL Ltd. (Chemicals)	12,481	103
	Varun Beverages Ltd. (Beverages)	10,956	140
	Voltas Ltd. (Construction & engineering)	4,680	52
			4,818

	Indonesia—10.2%
	Astra International Tbk PT (Automobiles)	450,400	195
	Bank BTPN Syariah Tbk PT (Banks)	295,100	53
	Bank Central Asia Tbk PT (Banks)	1,329,300	742
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	1,603,200	469
	United Tractors Tbk PT (Oil, gas & consumable fuels)	78,400	168
			1,627

	Malaysia—0.5%
	MR DIY Group M Bhd (Specialty retail)	202,300	86

See accompanying Notes to Portfolio of Investments.

57

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Philippines—1.8%
	BDO Unibank, Inc. (Banks)	47,230	$89
	International Container Terminal Services, Inc. (Transportation infrastructure)	27,250	73
	Wilcon Depot, Inc. (Specialty retail)	233,000	127
			289

	South Korea—5.4%
	JYP Entertainment Corp. (Entertainment)	1,603	65
	Kakao Corp. (Interactive Media & Services)	1,193	47
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	558	48
	NAVER Corp. (Interactive Media & Services)	360	48
*	Samsung Biologics Co. Ltd. (Life sciences tools & services)	219	122
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	12,714	467
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	141	53
			850

	Taiwan—17.2%
	Chailease Holding Co. Ltd. (Diversified financial services)	37,000	211
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	7,000	39
	E Ink Holdings, Inc. (Electronic equipment, instruments & components)	14,000	93
	E.Sun Financial Holding Co. Ltd. (Banks)	333,000	270
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	7,000	35
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	4,000	69
	Realtek Semiconductor Corp. (Semiconductors & semiconductor equipment)	3,000	25
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	14,000	116
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	134,000	1,776
	Voltronic Power Technology Corp. (Electrical equipment)	2,000	88
			2,722

	Thailand—3.7%
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	223,800	174
	Bumrungrad Hospital PCL (Health care providers & services)	21,900	131
	Central Pattana PCL (Real estate management & development)	91,100	157
	Kasikornbank PCL (Banks)	34,600	132
			594

	Emerging Latin America—18.7%

	Argentina—0.9%
*	Globant SA (IT services)†	777	145

	Brazil—10.8%
	Arezzo Industria e Comercio SA (Textiles, apparel & luxury goods)	2,100	38
	B3 SA - Brasil Bolsa Balcao (Capital markets)	36,000	87
	Banco BTG Pactual SA (Capital markets)	22,600	104
	Hypera SA (Pharmaceuticals)	16,200	133
	Itau Unibanco Holding SA—ADR (Banks)	78,827	408
	Localiza Rent a Car SA (Road & rail)	13,400	152
*	MercadoLibre, Inc. (Internet & direct marketing retail)	261	216
	Patria Investments Ltd. Class “A” (Capital markets)†	4,963	65
	Raia Drogasil SA (Food & staples retailing)	26,800	113

See accompanying Notes to Portfolio of Investments.

58

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Brazil — (continued)
	Rumo SA (Road & rail)	21,900	$75
	TOTVS SA (Software)	26,100	142
	Vinci Partners Investments Ltd. Class “A” (Capital markets)†	5,386	55
	WEG SA (Electrical equipment)	19,800	118
			1,706

	Chile—0.5%
	Sociedad Quimica y Minera de Chile SA—ADR (Chemicals)	932	85

	Mexico—4.7%
	Banco del Bajio SA (Banks)	28,900	73
	Grupo Aeroportuario del Sureste SAB de CV Class “B” (Transportation infrastructure)	4,095	80
	Regional SAB de CV (Banks)	11,300	64
	Wal-Mart de Mexico SAB de CV (Food & staples retailing)	149,700	526
			743

	Peru—1.5%
	Credicorp Ltd. (Banks)†	1,885	231

	Uruguay—0.3%
*	Dlocal Ltd. (IT services)†	2,471	51

	Emerging Europe, Mid-East, Africa—10.1%

	Poland—0.8%
*	Dino Polska SA (Food & staples retailing)	2,026	123

	Qatar—1.4%
	Qatar Islamic Bank SAQ (Banks)	12,206	83
	Qatar National Bank QPSC (Banks)	25,039	136
			219

	Romania—0.4%
	Banca Transilvania SA (Banks)	19,696	65

	South Africa—5.4%
	Bidvest Group Ltd. (Industrial conglomerates)	12,940	140
	Capitec Bank Holdings Ltd. (Banks)	4,137	354
	Clicks Group Ltd. (Food & staples retailing)	9,721	154
	Shoprite Holdings Ltd. (Food & staples retailing)	13,293	159
	Transaction Capital Ltd. (Consumer finance)	23,995	49
			856

	United Arab Emirates—2.1%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	48,718	59
	First Abu Dhabi Bank PJSC (Banks)	57,006	276
			335

	Total Common Stocks—98.0% (cost $16,638)		15,545

See accompanying Notes to Portfolio of Investments.

59

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Rights

	Emerging Latin America—0.0%

	Brazil—0.0%
*	Localiza Rent a Car SA, Expiring 10/31/22	41	$	—(a)

	Total Rights—0.0% (cost $0)			—(a)

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $444, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $453	$444		444

	Total Repurchase Agreement—2.8% (cost $444)			444

	Total Investments—100.8% (cost $17,082)			15,989

	Liabilities, plus cash and other assets—(0.8)%			(124)

	Net assets—100.0%			$15,865

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

(a) Amount is less than the minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

60

Emerging Markets ex China Growth Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	32.1%
Information Technology	22.7%
Consumer Staples	9.9%
Energy	8.0%
Consumer Discretionary	7.5%
Industrials	7.4%
Health Care	5.0%
Materials	4.5%
Communication Services	1.6%
Real Estate	1.3%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	31.0%
New Taiwan Dollar	17.5%
Indonesian Rupiah	10.5%
U.S. Dollar	8.1%
Brazilian Real	6.2%
South African Rand	5.5%
South Korean Won	5.5%
Mexican Peso	4.8%
Thai Baht	3.8%
UAE Dirham	2.1%
Philippine Peso	1.8%
Qatari Rial	1.4%
All Other Currencies	1.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

61

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—66.1%

	Cambodia—0.5%
*	NagaCorp Ltd. (Hotels, restaurants & leisure)	2,491,108	$1,631

	China—9.1%
	Centre Testing International Group Co. Ltd. Class “A” (Professional services)	1,125,305	3,223
	Chacha Food Co. Ltd. Class “A” (Food products)	53,771	349
	Estun Automation Co. Ltd. Class “A” (Machinery)	191,700	507
	Huaneng Lancang River Hydropower, Inc. Class “A” (Independent power & renewable electricity producers)	5,021,512	4,863
	Jiumaojiu International Holdings Ltd. (Hotels, restaurants & leisure)	1,312,000	2,134
	Longshine Technology Group Co. Ltd. Class “A” (Software)	159,600	481
	Proya Cosmetics Co. Ltd. Class “A” (Personal products)	321,449	7,372
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	57,800	367
	Suzhou Maxwell Technologies Co. Ltd. Class “A” (Electrical equipment)	108,223	7,377
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class “A” (Personal products)	162,400	3,935
			30,608

	India—38.8%
	Aarti Industries Ltd. (Chemicals)	60,647	553
*	Aavas Financiers Ltd. (Thrifts & mortgage finance)	101,310	2,812
*	Affle India Ltd. (Media)	247,416	3,782
*	Amber Enterprises India Ltd. (Household durables)	44,267	1,278
	APL Apollo Tubes Ltd. (Metals & mining)	346,805	4,401
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	28,229	1,507
	Astral Ltd. (Building products)	168,503	4,568
	Atul Ltd. (Chemicals)	14,175	1,557
	AU Small Finance Bank Ltd. (Banks)	568,578	4,280
	Bata India Ltd. (Textiles, apparel & luxury goods)	58,391	1,300
	Carborundum Universal Ltd. (Chemicals)	217,866	2,391
	Central Depository Services India Ltd. (Capital markets)	123,906	1,883
	Century Plyboards India Ltd. (Paper & forest products)	390,839	3,041
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	690,522	6,154
	City Union Bank Ltd. (Banks)	603,502	1,279
	Clean Science & Technology Ltd. (Chemicals)	106,047	2,260
	Computer Age Management Services Ltd. (IT services)	44,393	1,367
	Dixon Technologies India Ltd. (Household durables)	50,804	2,728
	Fine Organic Industries Ltd. (Chemicals)	47,087	4,019
*	Godrej Properties Ltd. (Real estate management & development)	51,106	744
	Gujarat Fluorochemicals Ltd. (Chemicals)	76,857	3,708
	Havells India Ltd. (Electrical equipment)	24,830	409
	Kajaria Ceramics Ltd. (Building products)	108,981	1,600
	KEI Industries Ltd. (Electrical equipment)	374,967	6,606
	Laurus Labs Ltd. (Pharmaceuticals)	129,142	812
*	Max Healthcare Institute Ltd. (Health care providers & services)	523,914	2,607
	Motherson Sumi Wiring India Ltd. (Auto components)	775,223	821
	Navin Fluorine International Ltd. (Chemicals)	40,304	2,219
	Oberoi Realty Ltd. (Real estate management & development)	282,425	3,151
	Page Industries Ltd. (Textiles, apparel & luxury goods)	3,940	2,448
	PI Industries Ltd. (Chemicals)	92,672	3,398
	Pidilite Industries Ltd. (Chemicals)	64,346	2,106
	Polycab India Ltd. (Electrical equipment)	111,713	3,493
	Radico Khaitan Ltd. (Beverages)	207,937	2,665
	Relaxo Footwears Ltd. (Textiles, apparel & luxury goods)	29,153	359

See accompanying Notes to Portfolio of Investments.

62

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	SRF Ltd. (Chemicals)	190,596	$5,830
	Sundram Fasteners Ltd. (Auto components)	73,961	823
	Tata Elxsi Ltd. (Software)	26,730	2,792
	Trent Ltd. (Specialty retail)	470,142	8,150
	Tube Investments of India Ltd. (Auto components)	193,172	6,400
	UNO Minda Ltd. (Auto components)	458,390	3,100
	Varun Beverages Ltd. (Beverages)	749,151	9,601
	Vinati Organics Ltd. (Chemicals)	135,762	3,469
	VIP Industries Ltd. (Textiles, apparel & luxury goods)	300,662	2,443
			130,914

	Indonesia—5.3%
	Bank BTPN Syariah Tbk PT (Banks)	27,258,900	4,879
	Bank Negara Indonesia Persero Tbk PT (Banks)	12,924,300	7,559
	United Tractors Tbk PT (Oil, gas & consumable fuels)	2,476,200	5,317
			17,755

	Malaysia—0.1%
	UWC BHD (Machinery)	600,800	499

	Philippines—2.4%
	International Container Terminal Services, Inc. (Transportation infrastructure)	847,430	2,260
*	TDCX, Inc.—ADR (IT services)	66,398	622
	Wilcon Depot, Inc. (Specialty retail)	9,726,900	5,289
			8,171

	South Korea—1.6%
	F&F Co. Ltd. (Textiles, apparel & luxury goods)	37,446	3,552
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	19,670	1,692
			5,244

	Taiwan—4.7%
	Airtac International Group (Machinery)	33,158	759
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	5,900	325
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	8,000	283
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	188,831	4,523
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	678,000	5,632
	Voltronic Power Technology Corp. (Electrical equipment)	101,507	4,464
			15,986

	Thailand—3.6%
	Bumrungrad Hospital PCL (Health care providers & services)	1,767,200	10,596
	Com7 PCL Class “F” (Specialty retail)	1,913,400	1,459
			12,055

	Emerging Latin America—20.5%

	Brazil—12.6%
	Arezzo Industria e Comercio SA (Textiles, apparel & luxury goods)	438,900	8,007
*	Azul SA—ADR (Airlines)	75,658	616
*	CI&T, Inc. Class “A” (IT services)†	87,007	817
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	780,200	2,654

See accompanying Notes to Portfolio of Investments.

63

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Brazil — (continued)
	Grupo SBF SA (Specialty retail)	1,254,000	$4,675
	Hypera SA (Pharmaceuticals)	573,800	4,707
*	Infracommerce CXAAS SA (IT services)	809,100	855
*	Locaweb Servicos de Internet SA (IT services)	2,898,878	4,836
	Lojas Quero Quero SA (Specialty retail)	1,089,200	1,175
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	504,300	2,259
	Pet Center Comercio e Participacoes SA (Specialty retail)	1,614,406	3,044
*	Sequoia Logistica e Transportes SA (Air freight & logistics)	643,900	719
	TOTVS SA (Software)	1,474,300	8,021
			42,385

	Mexico—7.1%
	Banco del Bajio SA (Banks)	2,531,100	6,409
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	817,999	5,146
	Grupo Aeroportuario del Sureste SAB de CV Class “B” (Transportation infrastructure)	462,200	9,088
	Grupo Comercial Chedraui SA de CV (Food & staples retailing)	442,900	1,312
	Regional SAB de CV (Banks)	323,300	1,822
			23,777

	Uruguay—0.8%
*	Dlocal Ltd. (IT services)†	133,163	2,733

	Emerging Europe, Mid-East, Africa—11.8%

	Greece—1.9%
	Motor Oil Hellas Corinth Refineries SA (Oil, gas & consumable fuels)	133,177	2,104
	Terna Energy SA (Independent power & renewable electricity producers)	264,053	4,269
			6,373

	Kazakhstan—0.7%
	Kaspi.KZ JSC—GDR (Consumer finance)	40,846	2,347

	Poland—1.9%
*	Dino Polska SA (Food & staples retailing)	97,996	5,936
	ING Bank Slaski SA (Banks)	22,530	631
			6,567

	Romania—0.4%
	Banca Transilvania SA (Banks)	420,759	1,391

	Saudi Arabia—4.1%
	Arabian Internet & Communications Services Co. (IT services)	42,600	2,672
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	40,216	1,792
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	105,230	5,793
	Mouwasat Medical Services Co. (Health care providers & services)	13,088	686
	Nahdi Medical Co. (Food & staples retailing)	58,384	2,930
			13,873

	South Africa—1.2%
	Bidvest Group Ltd. (Industrial conglomerates)	121,816	1,320
	Clicks Group Ltd. (Food & staples retailing)	62,654	989

See accompanying Notes to Portfolio of Investments.

64

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—(continued)

	South Africa — (continued)
	Transaction Capital Ltd. (Consumer finance)	848,622	$1,723
			4,032

	United Arab Emirates—1.6%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	4,303,413	5,202
*	Salik Co. PJSC (Transportation infrastructure)	158,892	95
			5,297

	Total Common Stocks—98.4% (cost $342,691)		331,638

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $4,479, collateralized by U.S. Treasury Bond, 1.750%, due 01/15/28, valued at $4,568	$4,479	4,479

	Total Repurchase Agreement—1.3% (cost $4,479)		4,479

	Total Investments—99.7% (cost $347,170)		336,117

	Cash and other assets, less liabilities—0.3%		935

	Net assets—100.0%		$337,052

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

65

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	20.6%
Industrials	16.0%
Financials	13.6%
Materials	11.7%
Information Technology	11.4%
Consumer Staples	10.6%
Health Care	8.1%
Utilities	2.8%
Energy	2.2%
Real Estate	1.9%
Communication Services	1.1%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	39.5%
Brazilian Real	12.3%
Chinese Yuan Renminbi	8.6%
Mexican Peso	7.2%
South African Rand	5.4%
Indonesian Rupiah	5.4%
New Taiwan Dollar	4.8%
Thai Baht	3.6%
Philippine Peso	2.3%
U.S. Dollar	2.1%
Polish Zloty	2.0%
Euro	1.9%
UAE Dirham	1.6%
South Korean Won	1.6%
Hong Kong Dollar	1.1%
All Other Currencies	0.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

66

China Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—96.4%

	China—96.4%
	Aier Eye Hospital Group Co. Ltd. Class “A” (Health care providers & services)	10,937	$44
	Airtac International Group (Machinery)	1,000	23
*	Alibaba Group Holding Ltd. (Internet & direct marketing retail)	9,300	93
	Bank of Chengdu Co. Ltd. Class “A” (Banks)	8,500	19
	Bank of Ningbo Co. Ltd. Class “A” (Banks)	11,590	51
	Beijing Kingsoft Office Software, Inc. Class “A” (Software)	968	27
	China Merchants Bank Co. Ltd. Class “H” (Banks)	13,500	62
	China Tourism Group Duty Free Corp. Ltd. Class “A” (Specialty retail)	3,400	94
	Chongqing Zhifei Biological Products Co. Ltd. Class “A” (Biotechnology)	800	10
	Contemporary Amperex Technology Co. Ltd. Class “A” (Electrical equipment)	900	51
	East Money Information Co. Ltd. Class “A” (Capital markets)	16,120	40
	Foshan Haitian Flavouring & Food Co. Ltd. Class “A” (Food products)	7,110	83
	Hangzhou Tigermed Consulting Co. Ltd. Class “A” (Life sciences tools & services)	1,417	18
	Huaneng Lancang River Hydropower, Inc. Class “A” (Independent power & renewable electricity producers)	14,200	14
	Inner Mongolia Yili Industrial Group Co. Ltd. Class “A” (Food products)	6,500	30
	JD.com, Inc. Class “A” (Internet & direct marketing retail)	2,702	68
	Jiangsu Hengli Hydraulic Co. Ltd. Class “A” (Machinery)	3,100	20
	Jiumaojiu International Holdings Ltd. (Hotels, restaurants & leisure)	6,000	10
	Juewei Food Co. Ltd. Class “A” (Food products)	2,300	16
*	Kuaishou Technology (Interactive Media & Services)	2,300	15
	Kweichow Moutai Co. Ltd. Class “A” (Beverages)	400	105
	Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	4,500	34
	LONGi Green Energy Technology Co. Ltd. Class “A” (Semiconductors & semiconductor equipment)	2,500	17
	Maxscend Microelectronics Co. Ltd. Class “A” (Electronic equipment, instruments & components)	1,000	12
*	Meituan Class “B” (Internet & direct marketing retail)	2,600	55
	NAURA Technology Group Co. Ltd. Class “A” (Semiconductors & semiconductor equipment)	900	35
	NetEase, Inc. (Entertainment)	3,500	53
	Ovctek China, Inc. Class “A” (Health care equipment & supplies)	3,300	19
	Proya Cosmetics Co. Ltd. Class “A” (Personal products)	1,520	35
	SG Micro Corp. Class “A” (Semiconductors & semiconductor equipment)	1,250	25
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	2,300	15
	Shenzhen Inovance Technology Co. Ltd. Class “A” (Machinery)	4,500	36
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class “A” (Health care equipment & supplies)	400	17
	Shenzhou International Group Holdings Ltd. (Textiles, apparel & luxury goods)	1,000	8
	Silergy Corp. (Semiconductors & semiconductor equipment)	2,000	26
	Suzhou Maxwell Technologies Co. Ltd. Class “A” (Electrical equipment)	420	29
	Tencent Holdings Ltd. (Interactive Media & Services)	4,100	138
*	Topchoice Medical Corp. Class “A” (Health care providers & services)	1,000	18
	Will Semiconductor Co. Ltd. Shanghai Class “A” (Semiconductors & semiconductor equipment)	1,020	11
	Wuliangye Yibin Co. Ltd. Class “A” (Beverages)	1,900	45
	WuXi AppTec Co. Ltd. Class “H” (Life sciences tools & services)	2,600	21
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	3,500	21
	Wuxi Lead Intelligent Equipment Co. Ltd. Class “A” (Machinery)	2,800	19
	Yonyou Network Technology Co. Ltd. Class “A” (Software)	6,200	15
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class “A” (Personal products)	900	22
	Yunnan Energy New Material Co. Ltd. Class “A” (Chemicals)	1,000	24
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class “A” (Pharmaceuticals)	1,000	37

See accompanying Notes to Portfolio of Investments.

67

China Growth Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks

Emerging Asia—(continued)

China—(continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class “A” (Semiconductors & semiconductor equipment)	2,400	$23
Zhongsheng Group Holdings Ltd. (Specialty retail)	4,000	16
		1,719

Asia—3.2%

Hong Kong—3.2%
AIA Group Ltd. (Insurance)	4,800	40
Hong Kong Exchanges & Clearing Ltd. (Capital markets)	500	17
		57

Total Common Stocks—99.6% (cost $2,634)		1,776

Total Investments—99.6% (cost $2,634)		1,776

Cash and other assets, less liabilities—0.4%		7

Net assets—100.0%		$1,783

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

68

China Growth Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.2%
Consumer Staples	18.9%
Financials	13.0%
Communication Services	11.6%
Health Care	11.5%
Information Technology	10.8%
Industrials	10.8%
Materials	1.4%
Utilities	0.8%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Chinese Yuan Renminbi	60.6%
Hong Kong Dollar	36.6%
New Taiwan Dollar	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

69

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—58.2%

Angola—1.6%
Angolan Government International Bond, 8.000%, due 11/26/29		$300	$224
Angolan Government International Bond, 8.750%, due 4/14/32(a)		250	184
Angolan Government International Bond, 9.125%, due 11/26/49		400	268
			676

Argentina—1.1%
Argentine Government International Bond, 0.500%, due 7/9/30(b)		575	115
Argentine Government International Bond, 3.000%, due 1/9/38(b)	EUR	320	57
Argentine Government International Bond, 3.500%, due 7/9/41(b)		$475	101
Argentine Government International Bond, 3.875%, due 1/9/38(b)		710	166
			439

Azerbaijan—0.6%
Azerbaijan International Bond, 3.500%, due 9/1/32		300	241

Bahrain—1.3%
Bahrain Government International Bond, 5.250%, due 1/25/33		200	154
Bahrain Government International Bond, 6.250%, due 1/25/51		300	208
Bahrain Government International Bond, 7.000%, due 1/26/26		200	200
			562

Bermuda—0.5%
Bermuda Government International Bond, 5.000%, due 7/15/32(a)		200	188

Bolivia—0.4%
Bolivian Government International Bond, 4.500%, due 3/20/28		200	156

Brazil—1.2%
Brazilian Government International Bond, 4.750%, due 1/14/50		280	193
Brazilian Government International Bond, 5.625%, due 2/21/47		400	309
			502

Cameroon—0.4%
Cameroon Government International Bond, 5.950%, due 7/7/32(a)	EUR	250	161

See accompanying Notes to Portfolio of Investments.

70

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Chile—0.9%
Chile Government International Bond, 4.340%, due 3/7/42		$450	$357

Colombia—2.4%
Colombia Government International Bond, 4.125%, due 2/22/42		300	169
Colombia Government International Bond, 5.000%, due 6/15/45		890	543
Colombia Government International Bond, 6.125%, due 1/18/41		370	272
			984

Costa Rica—1.2%
Costa Rica Government International Bond, 4.375%, due 4/30/25		340	327
Costa Rica Government International Bond, 5.625%, due 4/30/43		250	177
			504

Dominican Republic—2.7%
Dominican Republic International Bond, 4.875%, due 9/23/32		740	553
Dominican Republic International Bond, 5.500%, due 1/27/25		340	330
Dominican Republic International Bond, 5.875%, due 1/30/60		400	263
			1,146

Ecuador—1.7%
Ecuador Government International Bond, 0.000%, due 7/31/30		160	46
Ecuador Government International Bond, 2.500%, due 7/31/35(b)		1,090	361
Ecuador Government International Bond, 5.500%, due 7/31/30(b)		630	298
			705

Egypt—3.0%
Egypt Government International Bond, 4.750%, due 4/16/26	EUR	200	138
Egypt Government International Bond, 6.375%, due 4/11/31		250	142
Egypt Government International Bond, 7.300%, due 9/30/33(a)		$250	143
Egypt Government International Bond, 7.500%, due 2/16/61		250	128
Egypt Government International Bond, 7.625%, due 5/29/32		250	150
Egypt Government International Bond, 8.750%, due 9/30/51(a)		250	137

See accompanying Notes to Portfolio of Investments.

71

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Egypt—(continued)
Egypt Government International Bond, 8.875%, due 5/29/50	$750	$415
		1,253

El Salvador—0.6%
El Salvador Government International Bond, 7.625%, due 2/1/41	440	140
El Salvador Government International Bond, 8.250%, due 4/10/32	110	40
El Salvador Government International Bond, 9.500%, due 7/15/52	225	77
		257

Gabon—0.7%
Gabon Government International Bond, 7.000%, due 11/24/31	450	295

Ghana—1.7%
Ghana Government International Bond, 7.750%, due 4/7/29	300	113
Ghana Government International Bond, 8.625%, due 4/7/34	400	144
Ghana Government International Bond, 8.750%, due 3/11/61	550	199
Ghana Government International Bond, 8.950%, due 3/26/51	700	255
		711

Guatemala—0.4%
Guatemala Government Bond, 5.250%, due 8/10/29(a)	200	180

Hungary—0.3%
Hungary Government International Bond, 3.125%, due 9/21/51	200	107

Indonesia—3.4%
Indonesia Government International Bond, 3.400%, due 9/18/29	550	486
Indonesia Government International Bond, 4.450%, due 4/15/70	250	191
Indonesia Government International Bond, 4.750%, due 2/11/29	300	288
Indonesia Government International Bond, 5.125%, due 1/15/45	500	435
		1,400

Iraq—1.4%
Iraq International Bond, 6.752%, due 3/9/23	600	581

See accompanying Notes to Portfolio of Investments.

72

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Ivory Coast—0.8%
Ivory Coast Government International Bond, 6.625%, due 3/22/48	EUR	600	$346

Kenya—0.6%
Kenya Government International Bond, 8.250%, due 2/28/48		$400	240

Lebanon—0.4%
Lebanon Government International Bond, 5.800%, due 4/14/20(c)		1,400	82
Lebanon Government International Bond, 6.850%, due 3/23/27(c)		600	34
Lebanon Government International Bond, 7.150%, due 11/20/31(c)		1,200	69
			185

Mexico—1.3%
Mexico Government International Bond, 3.750%, due 4/19/71		600	348
Mexico Government International Bond, 4.875%, due 5/19/33		225	198
			546

Mongolia—0.4%
Mongolia Government International Bond, 5.625%, due 5/1/23		200	181

Morocco—0.3%
Morocco Government International Bond, 4.000%, due 12/15/50		200	113

Mozambique—0.3%
Mozambique International Bond, 5.000%, due 9/15/31(b)		200	136

Nigeria—1.6%
Nigeria Government International Bond, 7.696%, due 2/23/38		400	236
Nigeria Government International Bond, 8.250%, due 9/28/51(a)		775	442
			678

Oman—2.0%
Oman Government International Bond, 4.750%, due 6/15/26		200	185
Oman Government International Bond, 6.750%, due 1/17/48		800	637
			822

See accompanying Notes to Portfolio of Investments.

73

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Pakistan—0.3%
Pakistan Government International Bond, 8.875%, due 4/8/51		$400	$140

Panama—1.3%
Panama Government International Bond, 4.500%, due 4/1/56		400	269
Panama Government International Bond, 4.500%, due 1/19/63		400	263
			532

Paraguay—0.6%
Paraguay Government International Bond, 5.400%, due 3/30/50		350	258

Peru—2.0%
Peruvian Government International Bond, 2.783%, due 1/23/31		840	666
Peruvian Government International Bond, 3.600%, due 1/15/72		300	181
			847

Philippines—1.4%
Philippine Government International Bond, 3.700%, due 2/2/42		500	383
Philippine Government International Bond, 5.000%, due 1/13/37		200	185
			568

Qatar—3.1%
Qatar Government International Bond, 3.400%, due 4/16/25		450	435
Qatar Government International Bond, 4.400%, due 4/16/50		1,000	875
			1,310

Romania—1.2%
Romanian Government International Bond, 2.875%, due 4/13/42	EUR	200	100
Romanian Government International Bond, 3.375%, due 1/28/50		780	392
			492

Saudi Arabia—2.2%
Saudi Government International Bond, 2.250%, due 2/2/33		$400	314
Saudi Government International Bond, 3.250%, due 11/17/51		200	135
Saudi Government International Bond, 3.450%, due 2/2/61		500	339

See accompanying Notes to Portfolio of Investments.

74

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Saudi Arabia—(continued)
Saudi Government International Bond, 3.750%, due 1/21/55		$200	$148
			936

Senegal—0.3%
Senegal Government International Bond, 6.750%, due 3/13/48		200	124

Serbia—0.6%
Serbia International Bond, 1.500%, due 6/26/29	EUR	200	130
Serbia International Bond, 2.050%, due 9/23/36		200	101
			231

South Africa—1.6%
South Africa Government International Bond, 5.750%, due 9/30/49		$800	508
South Africa Government International Bond, 7.300%, due 4/20/52		200	151
			659

Sri Lanka—1.2%
Sri Lanka Government International Bond, 5.750%, due 4/18/23(b)		400	100
Sri Lanka Government International Bond, 6.850%, due 11/3/25(b)		400	100
Sri Lanka Government International Bond, 7.850%, due 3/14/29(b)		1,200	292
			492

Tunisia—0.6%
Banque Centrale de Tunisie International Bond, 5.625%, due 2/17/24	EUR	400	259

Turkey—2.0%
Turkey Government International Bond, 4.375%, due 7/8/27		100	83
Turkey Government International Bond, 4.875%, due 4/16/43		$900	506
Turkey Government International Bond, 5.750%, due 5/11/47		200	120
Turkey Government International Bond, 5.950%, due 1/15/31		200	147
			856

Ukraine—0.9%
Ukraine Government International Bond, 0.000%, due 8/1/41(b)		280	75

See accompanying Notes to Portfolio of Investments.

75

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Ukraine — (continued)
Ukraine Government International Bond, 6.876%, due 5/21/31(b)	$200	$36
Ukraine Government International Bond, 7.253%, due 3/15/35(b)	1,450	265
		376

United Arab Emirates—1.1%
Abu Dhabi Government International Bond, 2.700%, due 9/2/70	450	268
Finance Department Government of Sharjah, 4.000%, due 7/28/50	300	176
		444

Uruguay—0.7%
Uruguay Government International Bond, 4.975%, due 4/20/55	350	312

Uzbekistan—0.3%
Uzbekistan International Bond, 3.900%, due 10/19/31	200	140

Vietnam—0.5%
Vietnam Government International Bond, 4.800%, due 11/19/24	200	197

Zambia—1.1%
Zambia Government International Bond, 8.500%, due 4/14/24(b)	400	190
Zambia Government International Bond, 8.970%, due 7/30/27(b)	600	281
		471

Total Foreign Government Bonds—58.2% (cost $32,623)		24,296

Foreign Corporate Bonds—30.6%

Brazil—0.9%
Atento Luxco 1 SA, 8.000%, due 2/10/26	100	41
MV24 Capital BV, 6.748%, due 6/1/34	178	150
Petrorio Luxembourg Trading Sarl, 6.125%, due 6/9/26	200	181
		372

Chile—2.4%
CAP SA, 3.900%, due 4/27/31	250	176
Celulosa Arauco y Constitucion SA, 4.250%, due 4/30/29	200	166

See accompanying Notes to Portfolio of Investments.

76

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Chile — (continued)
Empresa Nacional del Petroleo, 5.250%, due 11/6/29	$450	$412
Kenbourne Invest SA, 4.700%, due 1/22/28	200	151
VTR Finance NV, 6.375%, due 7/15/28	200	108
		1,013

China—3.1%
China Evergrande Group, 9.500%, due 3/29/24(b)	300	19
China Hongqiao Group Ltd., 6.250%, due 6/8/24	200	182
CNAC HK Finbridge Co. Ltd., 4.875%, due 3/14/25	200	197
CNAC HK Finbridge Co. Ltd., 3.000%, due 9/22/30	200	161
Huarong Finance 2017 Co. Ltd., 4.250%, due 11/7/27	200	149
Lenovo Group Ltd., 5.875%, due 4/24/25	200	197
Sinochem Offshore Capital Co. Ltd., 2.375%, due 9/23/31	500	380
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26(c)	200	13
		1,298

Colombia—0.8%
Canacol Energy Ltd., 5.750%, due 11/24/28(a)	200	152
Gran Tierra Energy International Holdings Ltd., 6.250%, due 2/15/25	200	164
		316

Dominican Republic—0.9%
Aeropuertos Dominicanos Siglo XXI SA, 6.750%, due 3/30/29	200	184
Empresa Generadora de Electricidad Haina SA, 5.625%, due 11/8/28(a)	250	202
		386

Ghana—0.3%
Tullow Oil PLC, 7.000%, due 3/1/25	200	128

See accompanying Notes to Portfolio of Investments.

77

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Guatemala—0.8%
Energuate Trust, 5.875%, due 5/3/27	$200	$177
Investment Energy Resources Ltd.—144A, 6.250%, due 4/26/29(a)	200	170
		347

India—1.1%
Continuum Energy Levanter Pte. Ltd., 4.500%, due 2/9/27	194	157
Export-Import Bank of India, 2.250%, due 1/13/31	200	150
Periama Holdings LLC, 5.950%, due 4/19/26	200	173
		480

Indonesia—3.3%
Bank Negara Indonesia Persero Tbk PT, 3.750%, due 3/30/26	200	177
Medco Laurel Tree Pte. Ltd., 6.950%, due 11/12/28	200	156
Nickel Industries Ltd., 6.500%, due 4/1/24(a)	200	184
Pertamina Persero PT, 2.300%, due 2/9/31	200	151
Pertamina Persero PT, 3.100%, due 8/27/30	400	326
Pertamina Persero PT, 6.000%, due 5/3/42	200	176
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32(a)	200	188
		1,358

Jamaica—0.4%
Sagicor Financial Co. Ltd., 5.300%, due 5/13/28	200	187

Kazakhstan—1.3%
KazMunayGas National Co. JSC, 3.500%, due 4/14/33	800	524

Kuwait—0.4%
NBK Tier 1 Ltd., 6 year CMT + 2.875%, 3.625%, due 8/24/26(d) (e)	200	170

Malaysia—3.7%
1MDB Global Investments Ltd., 4.400%, due 3/9/23	1,200	1,149
Dua Capital Ltd., 2.780%, due 5/11/31	300	231

See accompanying Notes to Portfolio of Investments.

78

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Corporate Bonds—(continued)

Malaysia—(continued)
Petronas Capital Ltd., 4.550%, due 4/21/50		$200	$175
			1,555

Mexico—3.5%
BBVA Bancomer SA, 5 year CMT + 2.650%, 5.125%, due 1/18/33(d)		200	166
Credito Real SAB de CV SOFOM ER, 5.000%, due 2/1/27(c)	EUR	200	1
Petroleos Mexicanos, 6.700%, due 2/16/32		$330	231
Petroleos Mexicanos, 7.690%, due 1/23/50		250	153
Petroleos Mexicanos, 6.750%, due 9/21/47		1,248	694
Petroleos Mexicanos, 5.950%, due 1/28/31		300	202
			1,447

Mongolia—0.5%
Development Bank of Mongolia LLC, 7.250%, due 10/23/23		200	192

Nigeria—0.5%
SEPLAT Energy PLC, 7.750%, due 4/1/26		250	204

Panama—0.4%
Aeropuerto Internacional de Tocumen SA, 5.125%, due 8/11/61		250	178

Peru—1.4%
Corp. Financiera de Desarrollo SA, 2.400%, due 9/28/27		420	347
Fondo MIVIVIENDA SA, 4.625%, due 4/12/27(a)		250	232
			579

Saudi Arabia—0.6%
Arab National Bank, 5 year CMT + 2.974%, 3.326%, due 10/28/30(d)		250	232

South Africa—0.4%
Stillwater Mining Co., 4.000%, due 11/16/26		200	165

See accompanying Notes to Portfolio of Investments.

79

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Trinidad And Tobago—1.0%
Heritage Petroleum Co. Ltd., 9.000%, due 8/12/29	$200	$210
Heritage Petroleum Co. Ltd., 9.000%, due 8/12/29(a)	200	210
		420

Turkey—0.6%
Turkiye Ihracat Kredi Bankasi AS, 5.750%, due 7/6/26(a)	300	247

United Arab Emirates—1.9%
DP World Ltd., 4.700%, due 9/30/49	200	151
Dubai Government International Bond, 3.900%, due 9/9/50	450	300
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26(d) (e)	200	186
Shelf Drilling Holdings Ltd., 8.250%, due 2/15/25	200	160
		797

Uzbekistan—0.4%
Ipoteka-Bank ATIB, 5.500%, due 11/19/25	200	171

Total Foreign Corporate Bonds—30.6% (cost $15,385)		12,766

Foreign Municipal Bonds—1.2%

Argentina—1.2%
Provincia de Buenos Aires, 5.250%, due 9/1/37(b)	400	122
Provincia de Buenos Aires, 5.250%, due 9/1/37(a) (b)	50	15
Provincia de Buenos Aires, 4.500%, due 9/1/37(a) (b)	200	58
Provincia de Cordoba, 6.875%, due 12/10/25(b)	200	152
Provincia del Chubut Argentina, 7.750%, due 7/26/30(b)	223	171
		518

Total Foreign Municipal Bonds—1.2% (cost $655)		518

See accompanying Notes to Portfolio of Investments.

80

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement—2.3%
Fixed Income Clearing Corporation, 1.000% dated 09/30/22, due 10/03/22, repurchase price $970, collateralized by U.S. Treasury Note, 4.125%, due 09/30/27, valued at $989	$969	$969

Total Repurchase Agreement—2.3% (cost $969)		969

U.S. Government—5.7%
U.S. Treasury Bill, 2.518%, due 10/25/22	580	579
U.S. Treasury Bill, 2.648%, due 11/17/22	1	1
U.S. Treasury Bill, 2.795%, due 11/25/22	580	578
U.S. Cash Management Bill, 3.472%, due 1/10/23	450	446
U.S. Treasury Bill, 3.604%, due 2/16/23	776	765

Total U.S. Government—5.7% (cost $2,369)		2,369

Total Investments in Securities—98.0% (cost $52,001)		40,918

Total Investments—98.0% (cost $52,001)		40,918

Cash and other assets, less liabilities—2.0%		853

Net assets—100.0%		$41,771

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2022.

(c) Defaulted securities.

(d) Floating Rate Bond. Rate shown is as of September 30, 2022.

(e) Security is perpetual in nature and has no stated maturity.

SOFR = Secured Overnight Financing Rate

See accompanying Notes to Portfolio of Investments.

81

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Sold
12/21/22	Euro	Citibank N.A. London	2,037	$2,050	$2,009	$41

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
6 Month EURIBOR	Receive	(0.250)%	1Y	June 2026	LCH	EUR 157	$(2)	$17	$19
6 Month EURIBOR	Receive	(0.250)%	1Y	June 2028	LCH	EUR 722	43	119	76
6 Month EURIBOR	Receive	0.000%	1Y	June 2031	LCH	EUR 166	(2)	37	39
6 Month EURIBOR	Receive	0.000%	1Y	June 2036	LCH	EUR 636	136	215	79
6 Month EURIBOR	Receive	0.250%	1Y	June 2041	LCH	EUR 620	18	230	212
12 Month SOFR	Receive	1.500%	1Y	December 2031	LCH	$ 1,423	84	223	139
12 Month SOFR	Receive	1.650%	1Y	December 2041	LCH	591	83	140	57
12 Month SOFR	Receive	1.600%	1Y	December 2051	LCH	326	7	89	82
12 Month SOFR	Pay	1.250%	1Y	December 2026	LCH	3,312	(82)	(324)	(242)
12 Month SOFR	Pay	1.100%	1Y	December 2024	LCH	2,660	(35)	(166)	(131)
12 Month SOFR	Pay	1.600%	1Y	December 2036	LCH	2,003	(299)	(411)	(112)
12 Month SOFR	Pay	1.400%	1Y	December 2028	LCH	1,956	(120)	(241)	(121)
									$97

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	Buy	1.000%	3M	June 2026	ICE	$400	$(8)	$(7)	$1
Argentine Republic	Buy	5.000%	3M	December 2023	ICE	200	32	64	32
Argentine Republic	Buy	1.000%	3M	December 2025	ICE	500	304	385	81
Argentine Republic	Buy	5.000%	3M	June 2026	ICE	250	143	182	39
Argentine Republic	Buy	1.000%	3M	June 2027	ICE	250	205	200	(5)
Republic of Peru	Buy	1.000%	3M	June 2032	ICE	220	11	20	9
Argentine Republic	Sell	5.000%	3M	December 2031	ICE	500	(293)	(376)	(83)
Argentine Republic	Sell	5.000%	3M	June 2032	ICE	100	(63)	(75)	(12)
Argentine Republic	Sell	5.000%	3M	December 2024	ICE	250	(103)	(156)	(53)
Argentine Republic	Sell	5.000%	3M	June 2027	ICE	250	(190)	(185)	5
Republic of Chile	Sell	1.000%	3M	June 2032	ICE	220	(14)	(20)	(6)
									$8

Total net unrealized appreciation (depreciation) on swaps									$105

See accompanying Notes to Portfolio of Investments.

82

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2022 (unaudited)

At September 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	94.9%
Euro	5.1%
Total	100.0%

At September 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Sovereign	66.0%
Quasi-Sovereign	18.8%
Corporate
Financials	3.9%
Energy	3.9%
Materials	2.8%
Utilities	1.5%
Communication Services	0.7%
Information Technology	0.5%
Industrials	0.4%
Consumer Discretionary	0.1%
Sub Sovereign	1.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

83

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of September 30, 2022, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds	Emerging Markets Debt Fund
Growth	International Leaders	Emerging Markets Debt
Large Cap Growth	International Growth
Mid Cap Growth	Institutional International Growth
Mid Cap Value[1]	International Small Cap Growth
Small-Mid Cap Core	Emerging Markets Leaders
Small-Mid Cap Growth	Emerging Markets Growth
Small Cap Growth	Emerging Markets ex China Growth[2]
Small Cap Value	Emerging Markets Small Cap Growth
China Growth

Global Equity Fund
Global Leaders

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark through investments in hard currency denominated debt issued in emerging market countries.

1 Effective March 16, 2022 (Commencement of Operations).

2 Effective July 29, 2022 (Commencement of Operations).

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(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2022, fair valuation estimates for foreign equity securities were obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities, non-U.S. bonds and commercial paper are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Forward foreign currency contracts are valued using pricing inputs observed from actively quoted markets and are categorized within Level 2 of the fair value hierarchy.

As of September 30, 2022, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

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Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Mid Cap Value
Level 1 - Quoted prices
Common Stocks	$203,732	$984,589	$29,808	$1,282
Level 2 - Other significant observable inputs
Repurchase Agreements	4,261	42,708	680	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$207,993	$1,027,297	$30,488	$1,282

Investments in securities	Small-Mid Cap Core	Small-Mid Cap Growth	Small Cap Growth	Small Cap Value
Level 1 - Quoted prices
Common Stocks	$121,516	$1,948,132	$482,033	$1,137,568
Exchange-Traded Funds	—	—	4,894	—
Level 2 - Other significant observable inputs
Repurchase Agreements	4,890	54,285	22,850	3,953
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$126,406	$2,002,417	$509,777	$1,141,521

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$53,761	$163,600	$255,709	$153,787
Level 2 - Other significant observable inputs
Common Stocks	31,130	715,900	1,056,454	635,794
Repurchase Agreements	568	25,738	37,264	24,598
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$85,459	$905,238	$1,349,427	$814,179

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets ex China Growth
Level 1 - Quoted prices
Common Stocks	$31,551	$102,173	$117,458	$2,961
Rights	—	—	2	—
Level 2 - Other significant observable inputs
Common Stocks	177,341	244,243	508,875	12,584
Repurchase Agreements	6,176	2,811	11,457	444
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$215,068	$349,227	$637,792	$15,989
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Investments in securities	Emerging Markets Small Cap Growth	China Growth	Emerging Markets Debt
Assets
Level 1 - Quoted prices
Common Stocks	$69,612	$—	$—
Level 2 - Other significant observable inputs
Common Stocks	262,026	1,776	—
Foreign Corporate Obligations	—	—	12,766
Foreign Government Bonds	—	—	24,296
Foreign Municipal Bonds	—	—	518
Repurchase Agreements	4,479	—	969
U.S. Government and U.S. Government Agency	—	—	2,369
Level 3 - Significant unobservable inputs
None	—	—	—
Liabilities
Level 1 - Quoted prices
None	—	—	—
Level 2 - Other significant observable inputs
None	—	—	—
Level 3 - Significant unobservable inputs
None	—	—	—
Total investments in securities	$336,117	$1,776	$40,918
Other financial instruments
Assets
Level 1 - Quoted prices
None	$—	$—	$—
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	41
Swaps	—	—	870
Level 3 - Significant unobservable inputs
None	—	—	—
Liabilities
Level 1 - Quoted prices
None	—	—	—
Level 2 - Other significant observable inputs
Swaps	—	—	(765)
Level 3 - Significant unobservable inputs
None	—	—	—
Total other financial instruments	$—	$—	$146

See Portfolio of Investments for Sector Classification.

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(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Emerging Markets Debt Fund with various counterparties and allow Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

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